Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.7%)
Agency Adjustable Rate Mortgages (0.0%) (a)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.63%, 1.92%, 7/1/45	$26	$27
Federal National Mortgage Association, Conventional Pool: 12 Month USD LIBOR + 1.59%, 1.84%, 12/1/45	11	11
		38
Agency Fixed Rate Mortgages (13.3%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44	305	311
4.00%, 12/1/41 – 10/1/44	346	361
5.41%, 7/1/37 – 8/1/37	11	12
5.44%, 1/1/37 – 2/1/38	46	50
5.46%, 5/1/37 – 1/1/38	39	42
5.48%, 8/1/37	10	11
5.50%, 8/1/37 – 11/1/37	48	51
5.52%, 10/1/37	5	5
5.62%, 12/1/36 – 8/1/37	47	50
6.00%, 8/1/37 – 5/1/38	14	15
7.50%, 5/1/35	19	20
8.00%, 8/1/32	12	13
8.50%, 8/1/31	17	19
Federal National Mortgage Association,
Conventional Pools:
2.50%, 2/1/50	223	213
3.00%, 7/1/49	55	54
3.50%, 7/1/46 – 7/1/49	720	719
4.00%, 11/1/41 – 8/1/49	652	676
4.50%, 8/1/40 – 9/1/48	224	231
5.00%, 7/1/40	46	49
5.62%, 12/1/36	18	19
6.00%, 12/1/38	148	161
6.50%, 11/1/27 – 10/1/38	11	13
7.00%, 6/1/29	4	4
7.50%, 8/1/37	32	36
8.00%, 4/1/33	25	28
8.50%, 10/1/32	26	30
9.50%, 4/1/30	2	2
May TBA:
2.00%, 5/1/52 (b)	850	788
2.50%, 5/1/52 (b)	2,600	2,476
3.50%, 5/1/52 (b)	4,500	4,494
Government National Mortgage Association,
May TBA:
4.00%, 5/19/52	975	991
Various Pools:
3.50%, 11/20/40 – 7/20/46	249	254
4.00%, 7/15/44	95	100
5.00%, 12/20/48 – 2/20/49	16	16
		12,314

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Asset-Backed Securities (9.6%)
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 1.34%, 1/15/32 (c)(d)	625	620
American Homes 4 Rent Trust,
6.07%, 10/17/52 (c)	490	506
Benefit Street Partners CLO XX Ltd.,
3 Month USD LIBOR + 1.17%, 1.41%, 7/15/34 (c)(d)	390	386
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)	356	311
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (c)	225	218
4.94%, 1/25/52 (c)	400	309
Conn’s Receivables Funding 2021-A LLC,
2.87%, 5/15/26 (c)	125	121
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (c)	193	174
Foundation Finance Trust,
3.86%, 11/15/34 (c)	120	121
Freed ABS Trust,
0.62%, 11/20/28 (c)	193	192
GAIA Aviation Ltd.,
7.00%, 12/15/44 (c)	332	250
Goodgreen Trust,
5.53%, 4/15/55 (c)	462	453
JOL Air Ltd.,
4.95%, 4/15/44 (c)	227	202
Lunar 2021-1 Structured Aircraft Portfolio Notes,
2.64%, 10/15/46 (c)	322	296
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (c)	117	105
Mosaic Solar Loan Trust,
1.92%, 6/20/52 (c)	215	198
New Residential Mortgage LLC,
5.44%, 6/25/25 – 7/25/25 (c)	781	772
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%, 1.52%, 12/25/33 (d)	195	194
NRZ Excess Spread-Collateralized Notes,
Class A
3.47%, 11/25/26 (c)	271	262
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%, 1.40%, 7/20/34 (c)(d)	900	891
Oxford Finance Funding LLC,
5.44%, 2/15/27 (c)	214	217
PMT FMSR Issuer Trust,
1 Month USD LIBOR + 3.00%, 3.46%, 3/25/26 (c)(d)	650	639
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.85%, 3.31%, 2/25/23 (c)(d)	300	299
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (c)	212	206
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%, 1.52%, 7/20/34 (c)(d)	840	833
Sprite Ltd.,
4.25%, 12/15/37 (c)	1	1
START Ireland,
4.09%, 3/15/44 (c)	143	132
		8,908
Collateralized Mortgage Obligations - Agency Collateral Series (1.9%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 4.59%, 12/25/26 (c)(d)	59	58

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

1 Month USD LIBOR + 5.25%, 5.49%, 7/25/26 (c)(d)		42	43
IO
2.63%, 1/25/49(d)		3,665	670
2.65%, 2/25/49 (d)		1,635	304
3.07%, 11/25/36 (d)		475	145
3.46%, 10/25/38 (d)		800	263
IO REMIC
6.00% - 1 Month USD LIBOR, 5.60%, 11/15/43 – 6/15/44(e)		979	138
IO STRIPS
7.50%, 12/15/29		2	—	@
Federal National Mortgage Association,
IO REMIC
6.00%, 5/25/33 – 7/25/33		104	19
IO STRIPS
8.00%, 6/25/35 (d)		7	1
REMIC
7.00%, 9/25/32		18	21
Government National Mortgage Association,
IO
0.75%, 8/20/58 (d)		3,290	55
5.00%, 2/16/41		45	8
IO PAC
6.15% - 1 Month USD LIBOR, 6.06%, 10/20/41 (e)		16	—	@
			1,725
Commercial Mortgage-Backed Securities (6.5%)
Bancorp Commercial Mortgage Trust,
SOFR + 2.41%, 2.46%, 9/15/36 (c)(d)		450	446
BANK 2019-BNK21,
IO
0.87%, 10/17/52 (d)		3,963	207
BANK 2020-BNK30,
2.92%, 12/15/53 (d)		725	600
Citigroup Commercial Mortgage Trust,
3.50%, 12/10/41 (c)(d)		300	222
IO
0.72%, 11/10/48 (d)		2,291	50
0.88%, 9/10/58 (d)		4,320	110
Commercial Mortgage Trust,
IO
0.05%, 7/10/45 (d)		7,893	2
0.70%, 10/10/47 (d)		2,246	31
0.99%, 7/15/47 (d)		2,518	45
GS Mortgage Securities Trust,
4.73%, 8/10/46 (c)(d)		500	479
IO
0.71%, 9/10/47 (d)		4,277	62
1.22%, 10/10/48		4,643	161
Highways 2021 PLC,
1 Month GBP SONIA + 1.35%, 1.93%, 11/18/26 (c)(d)	GBP	300	392
Jackson Park Trust LLC,
3.24%, 10/14/39 (c)(d)		$400	327
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (d)		6,000	32
0.59%, 12/15/49		2,604	54
0.86%, 7/15/47 (d)		4,843	54
JPMBB Commercial Mortgage Securities Trust,
IO
0.96%, 8/15/47 (d)		3,100	52

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Last Mile Logistics Pan Euro Finance DAC,
1.90%, 8/17/33	EUR	100	109
MF1 2021-W10X,
SOFR + 2.82%, 3.12%, 12/15/34 (c)(d)		$475	465
MFT Trust,
3.48%, 2/10/42 (c)(d)		200	167
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (c)(d)		200	152
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%, 2.41%, 3/25/50 (c)(d)		75	74
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 2.60%, 7/15/36 (c)(d)		500	497
4.32%, 1/15/43 (c)(d)		200	186
Real Estate Asset Liquidity Trust,
IO
1.10%, 2/12/31 (c)(d)	CAD	3,512	147
SG Commercial Mortgage Securities Trust,
3.73%, 3/15/37 (c)(d)		$450	418
SLG Office Trust,
IO
0.26%, 7/15/41 (c)(d)		3,650	69
WFRBS Commercial Mortgage Trust,
4.14%, 5/15/45 (c)(d)		385	372
			5,982
Corporate Bonds (36.1%)
Finance (11.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28		150	139
4.13%, 7/3/23		325	327
American International Group, Inc.
4.50%, 7/16/44		75	81
Anthem, Inc.
2.25%, 5/15/30		75	69
AON Corp./AON Global Holdings PLC
2.60%, 12/2/31		100	92
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (c)		200	175
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (c)		275	264
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (c)		225	208
Banco Santander Chile
2.70%, 1/10/25 (c)		150	147
Banco Santander SA
4.18%, 3/24/28		200	201
Bank Hapoalim BM
3.26%, 1/21/32 (c)		225	208
Bank of America Corp.,
2.69%, 4/22/32		175	161
3.85%, 3/8/37		25	24
MTN
2.68%, 6/19/41		275	233
4.00%, 1/22/25		610	622
Bank of Ireland Group PLC
2.03%, 9/30/27 (c)		250	227
Bank of Montreal
3.80%, 12/15/32		250	247
Belrose Funding Trust
2.33%, 8/15/30 (c)		100	88

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

BNP Paribas SA
4.40%, 8/14/28 (c)	300	306
BPCE SA,
3.12%, 10/19/32 (c)	250	227
5.15%, 7/21/24 (c)	300	309
Brookfield Finance LLC
3.45%, 4/15/50	150	132
Brown & Brown, Inc.
2.38%, 3/15/31	100	88
Centene Corp.
2.50%, 3/1/31	160	142
Citigroup, Inc.,
2.52%, 11/3/32	250	225
5.50%, 9/13/25	150	160
CNO Financial Group, Inc.
5.25%, 5/30/29	95	100
Coinbase Global, Inc.
3.38%, 10/1/28 (c)(f)	110	97
Global Atlantic Fin Co.
3.13%, 6/15/31 (c)	125	112
Goldman Sachs Group, Inc. (The),
2.62%, 4/22/32	575	524
MTN
4.80%, 7/8/44	100	111
Grupo Aval Ltd.
4.38%, 2/4/30 (c)	200	174
Howard Hughes Corp. (The)
4.38%, 2/1/31 (c)	150	141
HSBC Holdings PLC
4.25%, 3/14/24	425	431
Intercontinental Exchange, Inc.
1.85%, 9/15/32	300	260
JPMorgan Chase & Co.,
1.95%, 2/4/32	125	110
2.55%, 11/8/32	400	366
4.13%, 12/15/26	300	311
Life Storage LP
2.40%, 10/15/31	125	110
Lloyds Banking Group PLC
4.38%, 3/22/28	300	307
Macquarie Group Ltd.
2.87%, 1/14/33 (c)	125	111
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	150	178
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	100	102
Nationwide Building Society
4.30%, 3/8/29 (c)	375	378
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30 (c)	200	189
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (c)	320	290
Societe Generale SA
2.63%, 1/22/25 (c)	225	218
SVB Financial Group,
1.80%, 2/2/31	125	108
4.10%, 12/31/99 (g)	100	86
Travelers Cos., Inc. (The)
3.75%, 5/15/46	125	123
United Overseas Bank Ltd.
3.86%, 10/7/32	325	325
Wells Fargo & Co.,

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

3.07%, 4/30/41	125	113
MTN
2.88%, 10/30/30	200	190
Westpac Banking Corp.
2.67%, 11/15/35	75	66
		10,733
Industrials (22.1%)
AbbVie, Inc.
4.25%, 11/21/49	125	130
Airbnb, Inc.
0.00%, 3/15/26	130	126
Alibaba Group Holding Ltd.
2.13%, 2/9/31	200	174
Altria Group, Inc.
3.40%, 2/4/41	125	103
Amazon.com, Inc.
2.70%, 6/3/60	175	145
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (c)	235	234
Amgen, Inc.,
2.80%, 8/15/41	100	86
4.20%, 2/22/52	75	78
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/48	275	298
Apple, Inc.
2.65%, 5/11/50	200	175
Arches Buyer, Inc.
4.25%, 6/1/28 (c)	123	115
AT&T, Inc.,
2.55%, 12/1/33	225	200
3.55%, 9/15/55	300	266
Baidu, Inc.
1.72%, 4/9/26	275	254
BAT Capital Corp.
3.56%, 8/15/27	300	292
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	150	148
Boeing Co. (The),
2.95%, 2/1/30	100	93
3.95%, 8/1/59	100	87
BP Capital Markets PLC,
4.38%, 12/31/99 (g)	75	76
4.88%, 12/31/99 (g)	75	75
Burlington Northern Santa Fe LLC
3.30%, 9/15/51	100	95
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	75	71
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.30%, 2/1/32	50	43
2.80%, 4/1/31	100	90
3.50%, 3/1/42	375	311
Children’s Health System of Texas
2.51%, 8/15/50	175	138
Cigna Corp.
3.40%, 3/15/51	75	68
Comcast Corp.,
1.95%, 1/15/31	375	339
2.94%, 11/1/56 (c)	150	125

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Crown Castle International Corp.
3.30%, 7/1/30	150	144
CVS Health Corp.,
1.88%, 2/28/31	300	265
5.13%, 7/20/45	50	57
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (c)	150	140
Dell International LLC/EMC Corp.,
3.45%, 12/15/51 (c)	225	183
6.02%, 6/15/26	100	108
Delta Air Lines Pass Through Trust,
Series AA
3.20%, 10/25/25	150	150
Dexcom, Inc.
0.25%, 11/15/25 (f)	200	229
Diamondback Energy, Inc.
3.25%, 12/1/26	250	250
Dick’s Sporting Goods, Inc.
4.10%, 1/15/52	250	214
DXC Technology Co.
1.80%, 9/15/26	350	321
Enbridge, Inc.
2.50%, 8/1/33	275	245
Energy Transfer LP,
2.90%, 5/15/25	250	245
4.75%, 1/15/26	75	78
Enterprise Products Operating LLC
3.30%, 2/15/53	200	171
Exxon Mobil Corp.
3.45%, 4/15/51	50	49
Ford Motor Credit Co., LLC
4.39%, 1/8/26	200	200
Fox Corp.
5.48%, 1/25/39	175	199
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27 (c)	290	279
Garda World Security Corp.
4.63%, 2/15/27 (c)	350	336
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	225	242
General Motors Co.,
6.60%, 4/1/36	75	87
6.75%, 4/1/46	75	91
General Motors Financial Co., Inc.
4.35%, 1/17/27	275	280
Georgia-Pacific LLC
2.30%, 4/30/30 (c)	175	163
Gilead Sciences, Inc.
2.80%, 10/1/50	100	82
Glencore Funding LLC
4.13%, 3/12/24 (c)	250	254
GLP Capital LP/GLP Financing II, Inc.,
3.25%, 1/15/32	50	45
5.38%, 4/15/26	125	131
Grifols SA
2.25%, 11/15/27 (c)	100	106
HCA, Inc.
5.25%, 6/15/49	75	82
Hyundai Capital America
1.80%, 1/10/28 (c)	250	221
Imperial Brands Finance PLC
3.13%, 7/26/24 (c)	350	347

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Indian Railway Finance Corp. Ltd.
3.57%, 1/21/32 (c)	200	189
Intel Corp.
2.80%, 8/12/41	175	155
JBS Finance Luxembourg Sarl
2.50%, 1/15/27 (c)	225	209
Johns Hopkins University,
Series A
2.81%, 1/1/60	145	122
Las Vegas Sands Corp.
3.20%, 8/8/24	100	96
Level 3 Financing, Inc.
3.40%, 3/1/27 (c)	175	165
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (c)	145	140
LYB International Finance III LLC
4.20%, 5/1/50	100	99
Macy’s Retail Holdings LLC
5.88%, 3/15/30 (c)	80	79
Magallanes, Inc. Co.,
4.28%, 3/15/32 (c)	175	176
5.05%, 3/15/42 (c)	100	102
5.14%, 3/15/52	100	103
MARB BondCo PLC
3.95%, 1/29/31 (c)	200	178
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (c)	220	218
McDonald’s Corp.
4.45%, 9/1/48	50	54
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48	150	163
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/29 (c)	150	139
MPLX LP
4.95%, 3/14/52	200	209
NBN Co. Ltd.
2.63%, 5/5/31 (c)	225	205
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (c)	275	256
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (c)	275	275
NOVA Chemicals Corp.
4.25%, 5/15/29 (c)(f)	165	152
NuStar Logistics LP
6.38%, 10/1/30	225	228
Occidental Petroleum Corp.
3.50%, 8/15/29 (f)	275	271
ONEOK, Inc.
3.10%, 3/15/30	175	164
Peloton Interactive, Inc.
0.00%, 2/15/26	235	195
Pertamina Persero PT
2.30%, 2/9/31 (f)	650	574
Raytheon Technologies Corp.
4.05%, 5/4/47	75	77
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (c)	200	181
RingCentral, Inc.
0.00%, 3/15/26	125	103
Rockies Express Pipeline LLC
3.60%, 5/15/25 (c)	275	271

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Rogers Communications, Inc.
4.55%, 3/15/52 (c)		250	249
Royalty Pharma PLC
3.55%, 9/2/50		50	42
S&P Global, Inc.,
3.70%, 3/1/52		25	25
3.90%, 3/1/62		25	26
SBA Communications Corp.
3.13%, 2/1/29		145	132
Sealed Air Corp.
1.57%, 10/15/26 (c)		75	68
Silgan Holdings, Inc.
1.40%, 4/1/26 (c)		200	183
Splunk, Inc.
1.13%, 6/15/27		200	192
Spotify USA, Inc.
0.00%, 3/15/26 (c)		140	120
Standard Industries, Inc.
2.25%, 11/21/26 (c)	EUR	125	130
Syngenta Finance N.V.
4.89%, 4/24/25 (c)		$300	306
T-Mobile USA, Inc.,
2.25%, 11/15/31		200	175
3.30%, 2/15/51		50	42
Telefonica Emisiones SA
4.10%, 3/8/27		300	307
TotalEnergies SE,
Series FP
0.50%, 12/2/22		200	206
Twitter, Inc.
5.00%, 3/1/30 (c)		20	20
Uber Technologies, Inc.
0.00%, 12/15/25 (f)		190	171
Univision Communications, Inc.
4.50%, 5/1/29 (c)		245	234
US Foods, Inc.
4.75%, 2/15/29 (c)		250	239
Verizon Communications, Inc.,
2.65%, 11/20/40		250	213
2.99%, 10/30/56		25	21
Volkswagen Group of America Finance LLC
4.75%, 11/13/28 (c)		275	290
Vontier Corp.
2.40%, 4/1/28		250	220
VTR Finance N.V.
6.38%, 7/15/28 (c)		200	194
Wayfair, Inc.
0.63%, 10/1/25		285	235
Western Digital Corp.
1.50%, 2/1/24		125	121
Ziff Davis, Inc.
4.63%, 10/15/30 (c)		131	125
Zynga, Inc.
0.00%, 12/15/26		130	133
			20,396
Utilities (2.4%)
Calpine Corp.
4.50%, 2/15/28 (c)		200	195
DTE Electric Co.
2.95%, 3/1/50		50	44

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Duke Energy Indiana LLC
2.75%, 4/1/50	83	70
Entergy Louisiana LLC
1.60%, 12/15/30	125	109
Fells Point Funding Trust
3.05%, 1/31/27 (c)	250	240
Jersey Central Power & Light Co.
2.75%, 3/1/32 (c)	150	140
Mississippi Power Co.
3.95%, 3/30/28	275	280
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	150	128
Niagara Mohawk Power Corp.
2.76%, 1/10/32 (c)	300	276
Northern States Power Co.
2.90%, 3/1/50	150	133
NRG Energy, Inc.
3.63%, 2/15/31 (c)	160	141
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	125	115
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	300	273
Virginia Electric and Power Co.
2.95%, 11/15/51	125	110
		2,254
		33,383
Mortgages - Other (24.0%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.36%, 0.82%, 5/25/47 (d)	81	74
5.50%, 2/25/36	5	4
6.00%, 7/25/37	41	32
PAC
5.50%, 2/25/36	3	2
6.00%, 4/25/36	12	8
BAMLL Commercial Mortgage Securities Trust,
SOFR + 3.00%, 3.30%, 1/15/39 (c)(d)	350	344
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 1.11%, 7/25/46 (d)	106	86
6.36%, 10/25/36	264	99
Banc of America Funding Trust,
5.25%, 7/25/37	17	17
6.00%, 7/25/37	16	15
Bayview MSR Opportunity Master Fund Trust,
3.00%, 11/25/51 (c)(d)	237	226
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (c)(d)	275	250
1.75%, 10/25/61 (c)(d)	278	258
BX Trust BX 2022 VAMF,
SOFR + 2.70%, 3.00%, 1/15/39 (c)(d)	390	379
CFMT 2021-HB7 LLC,
3.85%, 10/27/31 (c)(d)	350	336
ChaseFlex Trust,
6.00%, 2/25/37	313	166
CIM Trust,
2.50%, 7/1/51 (c)	392	364
2.57%, 7/25/55 (c)	450	438
2.82%, 10/25/61 (c)	276	265
Citigroup Mortgage Loan Trust,
2.50%, 9/25/51 (c)(d)	472	439

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

COLT 2021-RPL1 Trust,
1.67%, 9/25/61 (c)(d)		179	171
Credit Suisse Mortgage Trust,
1 Month USD LIBOR + 3.97%, 4.37%, 4/15/23 (c)(d)		582	571
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35		752	195
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.23%, 10/17/40 (c)(d)	EUR	300	327
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		$556	539
3.50%, 5/25/45 – 5/25/47		350	345
3.87%, 5/25/45 (c)(d)		3	3
4.00%, 5/25/45		10	10
Flagstar Mortgage Trust,
2.50%, 9/25/51 (c)(d)		397	367
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (c)(d)		300	278
Freddie Mac Multifamily,
2.78%, 1/25/49 (d)		800	173
2.98%, 1/25/32 (d)		625	139
GSR Mortgage Loan Trust,
5.75%, 1/25/37		84	68
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (c)(d)		350	336
Hundred Acre Wood Trust,
2.50%, 10/25/51 (c)		936	871
Imperial Fund Mortgage Trust,
2.09%, 1/25/57 (c)(d)		517	489
2.49%, 2/25/67 (c)		294	287
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35		35	30
JP Morgan Mortgage Trust,
3.01%, 6/25/37 (d)		30	26
6.00%, 6/25/37		7	13
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (c)		392	387
Lehman Mortgage Trust,
6.50%, 9/25/37		625	292
LHOME Mortgage Trust,
3.23%, 10/25/24 (c)		139	139
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 1.70%, 2.10%, 8/15/38 (c)(d)		325	315
PMC PLS ESR Issuer LLC,
5.11%, 2/25/27		340	340
Preston Ridge Partners LLC,
1.74%, 9/25/26 (c)(d)		244	233
2.36%, 10/25/26 (c)(d)		264	253
2.49%, 10/25/26 – 11/25/26(c)		639	613
RALI Trust,
6.00%, 4/25/36 – 1/25/37		25	24
Rate Mortgage Trust,
2.50%, 11/25/51 (c)		537	500
Residential Asset Securitization Trust,
6.00%, 7/25/36		21	15
Sage AR Funding PLC (SGSHR) No. 1,
1 Month GBP SONIA + 1.85%, 2.34%, 11/17/51 (d)	GBP	400	515
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 5/25/60		$4,356	4,280
4.00%, 7/25/56 (d)		282	280
4.00%, 8/25/58 – 2/25/59		377	385
4.25%, 5/25/60 (c)(d)		600	574
4.50%, 6/25/57		669	691

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

4.75%, 7/25/56 – 6/25/57(c)(d)		700	689
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (c)		318	308
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 2.31%, 5/25/47 (c)(d)		863	811
TVC Mortgage Trust,
3.47%, 9/25/24 (c)		167	167
United Wholesale Mortgage Trust,
2.50%, 8/25/51 (c)(d)		494	460
UWM Mortgage Trust,
2.50%, 11/25/51 (c)(d)		366	339
VMC Finance 2021-HT1 LLC,
1 Month USD LIBOR + 1.65%, 2.12%, 1/18/37 (c)(d)		344	342
VOLT CV LLC,
2.49%, 11/27/51 (c)		186	180
			22,172
Municipal Bonds (1.6%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		115	154
City of New York, NY,
Series G-1
5.97%, 3/1/36		245	295
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		705	874
University of Michigan, MI,
Series A
4.45%, 4/1/22		170	183
			1,506
Sovereign (5.3%)
China Government Bond,
3.13%, 11/21/29	CNY	260	418
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	5,650	208
Dominican Republic International Bond,
5.88%, 1/30/60 (c)		$225	194
Ecuador Government International Bond,
0.50%, 7/31/40 (c)(h)		62	36
Egypt Government Bond,
13.77%, 1/5/24	EGP	1,475	80
Egypt Government International Bond,
6.38%, 4/11/31 (c)		$200	190
7.50%, 2/16/61 (c)		200	159
Export-Import Bank of India,
3.25%, 1/15/30 (c)(f)		200	190
Honduras Government International Bond,
5.63%, 6/24/30 (c)(f)		150	137
Italy Buoni Poliennali Del Tesoro,
0.65%, 10/28/27 (c)	EUR	617	729
Ivory Coast Government International Bond,
4.88%, 1/30/32 (c)		$125	122
Morocco Government International Bond,
4.00%, 12/15/50 (c)		200	161
Nigeria Government International Bond,
9.25%, 1/21/49 (c)		200	191
North Macedonia Government International Bond,
1.63%, 3/10/28 (c)	EUR	160	154

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Petroleos Mexicanos,
6.70%, 2/16/32 (c)		$388	369
6.95%, 1/28/60		55	45
Philippine Government International Bond,
4.20%, 3/29/47		200	210
Republic of Nigeria,
8.38%, 3/24/29 (c)(f)		200	202
Republic of South Africa Government Bond,
8.25%, 3/31/32	ZAR	12,298	752
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (c)		$200	175
Senegal Government International Bond,
6.25%, 5/23/33 (c)		200	189
			4,911
Supranational (0.4%)
Banque Ouest Africaine de Developpement
4.70%, 10/22/31 (c)		350	346
Total Fixed Income Securities (Cost $95,192)			91,285

	Shares
Short-Term Investments (11.6%)
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $7,361)	7,360,562	7,361

Security held as Collateral on Loaned Securities (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $1,426)	1,425,825	1,426

	Face Amount (000)
U.S. Treasury Securities (2.0%)
U.S. Treasury Bill
0.06%, 7/14/22 (j)	$833	832
U.S. Treasury Note
0.13%, 12/31/22	1,000	990
Total U.S. Treasury Securities (Cost $1,830)		1,822
Total Short-Term Investments (Cost $10,617)		10,609
Total Investments (110.3%) (Cost $105,809) Including $1,957 of Securities Loaned (k)(l)(m)		101,894
Liabilities in Excess of Other Assets (-10.3%)		(9,497)
Net Assets (100.0%)		$92,397

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

(d)	Floating or variable rate securities: The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2022.
(f)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $1,957,000 and $1,995,000 respectively. The Fund received cash collateral of approximately $1,426,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(g)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2022.
(h)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at March 31, 2022.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange contracts and futures contracts.
(l)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(m)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,470,000 and the aggregate gross unrealized depreciation is approximately $5,543,000, resulting in net unrealized depreciation of approximately $4,073,000.
@	Value is less than $500.

CLO	Collateralized Loan Obligation.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$61	EGP	980	5/19/22	$(8)
Bank of America NA	CAD	1	$	—@	5/20/22	(—@ )
Bank of America NA	EUR	2,608		$2,972	5/20/22	82
Bank of America NA		$14	AUD	19	5/20/22	1
Bank of America NA		$245	JPY	28,290	5/20/22	(12)
Bank of America NA		$258	SEK	2,392	5/20/22	(3)
Barclays Bank PLC	AUD	655		$467	5/20/22	(23)
Barclays Bank PLC	CNY	1,757		$276	5/20/22	—@
Barclays Bank PLC	PLN	918		$216	5/20/22	(2)
Barclays Bank PLC		$323	CNY	2,055	5/20/22	—@
BNP Paribas SA	CZK	1,226		$56	5/20/22	1
BNP Paribas SA	ZAR	2,160		$142	5/20/22	(5)
BNP Paribas SA	ZAR	301		$20	5/20/22	(1)
Citibank NA	MXN	6,402		$305	5/20/22	(14)
Goldman Sachs International		$473	PLN	1,889	5/20/22	(25)
HSBC Bank PLC	GBP	—@	$	—@	5/20/22	—@
JPMorgan Chase Bank NA	CNY	3,014		$471	5/20/22	(3)
JPMorgan Chase Bank NA	JPY	28,290		$240	5/20/22	7
JPMorgan Chase Bank NA	SEK	2,354		$253	5/20/22	3
JPMorgan Chase Bank NA		$466	CZK	10,225	5/20/22	(5)
Royal Bank of Canada	CAD	1	$	—@	5/20/22	(—@ )
UBS AG	CAD	592		$465	5/20/22	(9)
UBS AG	CAD	1	$	—@	5/20/22	(—@ )
UBS AG	CAD	—@	$	—@	5/20/22	(—@ )
UBS AG	CZK	3,647		$162	5/20/22	(3)
UBS AG	GBP	923		$1,248	5/20/22	36
UBS AG	GBP	—@	$	—@	5/20/22	—@
UBS AG	HUF	148,742		$442	5/20/22	(3)
UBS AG	PLN	971		$217	5/20/22	(13)
UBS AG		$458	AUD	636	5/20/22	18
UBS AG		$1	CAD	2	5/20/22	—@
UBS AG		$3	CAD	4	5/20/22	—@
UBS AG		$251	EUR	228	5/20/22	2
UBS AG		$736	EUR	661	5/20/22	(4)
UBS AG		$288	GBP	212	5/20/22	(9)
UBS AG		$471	HUF	148,742	5/20/22	(26)
UBS AG		$273	MXN	5,663	5/20/22	10
UBS AG		$193	MXN	4,093	5/20/22	11
UBS AG		$58	MXN	1,217	5/20/22	3
UBS AG		$218	ZAR	3,334	5/20/22	8
UBS AG	ZAR	3,542		$234	5/20/22	(7)
UBS AG	ZAR	1,163		$76	5/20/22	(3)
UBS AG	ZAR	599		$39	5/20/22	(2)
						$2

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	37	Jun-22		$7,400	$7,841	$(84)
U.S. Treasury Long Bond	26	Jun-22		2,600	3,902	(112)
U.S. Treasury Ultra Bond	35	Jun-22		3,500	6,199	(214)

Short:
Euro-Buxl 30yr. Bond	1	Jun-22	EUR	(100)	(206)	15
German Euro-OAT Index	2	Jun-22		(200)	(335)	15
German Euro-BTP Index	3	Jun-22		(300)	(459)	19
German Euro-Bund Index	1	Jun-22		(100)	(176)	8
U.S. Treasury 10 yr. Note	3	Jun-22		$(300)	(369)	10
U.S. Treasury 5 yr. Note	9	Jun-22		(900)	(1,032)	28
U.S. Treasury 10 yr. Ultra Note	35	Jun-22		(3,500)	(4,741)	155
						$(160)

@	Value is less than $500.
BTP	Buoni del Tesoro Poliennali.
OAT	Obligations Assimilables du Trésor (Treasury Obligation).
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNY	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Mortgages - Other	22.1%
Industrials	20.7
Agency Fixed Rate Mortgages	12.2
Finance	10.7
Others**	10.4
Short-Term Investments	9.1
Asset-Backed Securities	8.9
Commercial Mortgage-Backed Securities	5.9
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $25,260,000 and net unrealized depreciation of approximately $160,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $2,000.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.0%)

Biotechnology (0.4%)
Intellia Therapeutics, Inc. (a)	13,526	$983

Chemicals (0.2%)
Ginkgo Bioworks Holdings, Inc. (a)(c)	143,618	579

Consumer Finance (2.2%)
Upstart Holdings, Inc. (a)	48,161	5,254

Entertainment (3.6%)
ROBLOX Corp., Class A (a)	186,265	8,613

Health Care Providers & Services (4.4%)
Agilon Health, Inc. (a)	324,998	8,239
Guardant Health, Inc. (a)	31,502	2,086
		10,325
Health Care Technology (9.1%)
Doximity, Inc., Class A (a)	153,282	7,984
GoodRx Holdings, Inc., Class A (a)	332,583	6,429
Veeva Systems, Inc., Class A (a)	33,108	7,034
		21,447
Information Technology Services (24.4%)
Affirm Holdings, Inc. (a)	231,828	10,729
Cloudflare, Inc., Class A (a)	173,894	20,815
MongoDB, Inc. (a)	36,539	16,208
Okta, Inc. (a)	66,706	10,070
		57,822
Interactive Media & Services (6.9%)
Twitter, Inc. (a)	154,230	5,967
ZoomInfo Technologies, Inc., Class A (a)	172,318	10,294
		16,261
Internet & Direct Marketing Retail (11.1%)
Chewy, Inc., Class A (a)	145,505	5,934
DoorDash, Inc., Class A (a)	107,832	12,637
Farfetch Ltd., Class A (a)	131,945	1,995
Wayfair, Inc., Class A (a)	52,532	5,819
		26,385
Leisure Products (2.4%)
Peloton Interactive, Inc., Class A (a)	212,530	5,615

Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A (a)	45,099	3,431

Pharmaceuticals (3.9%)
Royalty Pharma PLC, Class A (United Kingdom)	239,415	9,328

Real Estate Management & Development (0.3%)
Redfin Corp. (a)	34,522	623

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Road & Rail (0.9%)
Grab Holdings Ltd., Class A (Singapore) (a)	580,959	2,033

Software (21.2%)
Aurora Innovation, Inc. (a)(d)	129,934	686
Bill.Com Holdings, Inc. (a)	54,022	12,253
Cipher Mining, Inc. (a)	202,446	737
Confluent, Inc., Class A (a)	56,316	2,309
Datadog, Inc., Class A (a)	74,289	11,253
MicroStrategy, Inc., Class A (a)(c)	2,554	1,242
Qualtrics International, Inc., Class A (a)	39,954	1,141
Trade Desk, Inc. (The), Class A (a)	166,733	11,546
UiPath, Inc., Class A (a)	32,406	700
Unity Software, Inc. (a)	85,631	8,495
		50,362
Specialty Retail (2.6%)
Carvana Co. (a)	51,213	6,109
Total Common Stocks (Cost $251,868)		225,170

Preferred Stock (1.1%)
Software (1.1%)
Databricks, Inc. (a)(d)(e) (acquisition cost — $2,666; acquired 8/31/21)	12,093	2,504

Investment Company (1.1%)
Grayscale Bitcoin Trust (a) (Cost $3,877)	87,968	2,687

	No. of Warrants
Warrant (0.0%) (b)
Biotechnology (0.0%) (b)
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $55)	16,415	14

	Shares
Short-Term Investments (4.0%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	907,660	908

	Face
	Amount
	(000)
Repurchase Agreements (0.0%) (b)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $47; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $48)	$47	47
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $4; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $4)	4	4
		51
Total Securities held as Collateral on Loaned Securities (Cost $959)		959

	Shares
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $8,573)	8,572,784	8,573
Total Short-Term Investments (Cost $9,532)		9,532

Total Investments Excluding Purchased Options (101.2%) (Cost $267,998)	239,907
Total Purchased Options Outstanding (0.1%) (Cost $1,191)	132
Total Investments (101.3%) (Cost $269,189) Including $901 of Securities Loaned (g)(i)(j)	240,039
Liabilities in Excess of Other Assets (-1.3%)	(2,979)
Net Assets (100.0%)	$237,060

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

The Fund had the following Derivative Contract — PIPE open at March 31, 2022:

				Unrealized
	Referenced	Notional	Settlement	Depreciation	% of
Counterparty	Obligation	Amount	Date	(000)	Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(d)(e)(h)(k)	$790,840	12/30/2022	$(119)	(0.06)%

(a)	Non-income producing security.
(b)	Amount is less than 0.05%.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $901,000 and $959,000, respectively. The Fund received cash collateral of approximately $959,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the consolidated Portfolio of Investments. At March 31, 2022, The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at March 31, 2022 amounts to approximately $3,071,000 and represents 1.3% of net assets.
(e)	At March 31, 2022, the Fund held a fair valued security and derivative contract at approximately $2,385,000, representing 1.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(h)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 79,084 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III and ProKidney, LP, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III and ProKidney, LP. The investment is restricted from resale until the settlement date.
(i)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $30,642,000 and the aggregate gross unrealized depreciation is approximately $59,911,000, resulting in net unrealized depreciation of approximately $29,269,000.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and purchased options.
(k)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2022:

						Notional		Premiums	Unrealized
		Strike		Expiration	Number of	Amount	Value	Paid	Depreciation
Counterparty	Description	Price		Date	Contracts	(000)	(000)	(000)	(000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	85,198,084	85,198	$95	$408	$(313)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	85,091,612	85,092	21	397	(376)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	37,813,460	37,813	11	257	(246)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	24,370,551	24,371	5	129	(124)
							$132	$1,191	$(1,059)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

	Percentage of
Classification	Total Investments
Others**	26.9%
Information Technology Services	24.2
Software	22.1
Internet & Direct Marketing Retail	11.0
Health Care Technology	9.0
Interactive Media & Services	6.8
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

***	Does not include an open PIPE contract with unrealized depreciation of approximately $119,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (92.9%)
Angola (1.6%)
Sovereign (1.6%)
Angolan Government International Bond,
8.00%, 11/26/29		$590	$594
8.00%, 11/26/29 (a)		695	700
9.38%, 5/8/48 (a)(b)		890	878
			2,172
Argentina (1.3%)
Sovereign (1.3%)
Argentine Republic Government International Bond,
0.50%, 7/9/30 (c)		786	265
1.00%, 7/9/29		148	51
1.13%, 7/9/35 (c)		690	211
2.00%, 1/9/38 (c)		3,150	1,193
			1,720
Armenia (0.4%)
Sovereign (0.4%)
Republic of Armenia International Bond,
3.60%, 2/2/31		250	199
3.95%, 9/26/29		460	391
			590
Azerbaijan (1.0%)
Sovereign (1.0%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		1,460	1,366

Bahrain (1.5%)
Sovereign (1.5%)
Bahrain Government International Bond,
7.50%, 9/20/47		2,000	1,967

Belarus (0.1%)
Sovereign (0.1%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)		720	119

Benin (0.5%)
Sovereign (0.5%)
Benin Government International Bond,
4.95%, 1/22/35	EUR	700	634

Brazil (3.6%)
Corporate Bonds (1.0%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)		$730	708
MARB BondCo PLC,
3.95%, 1/29/31 (a)		480	426

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Suzano Austria GmbH,
3.75%, 1/15/31	175	165
		1,299
Sovereign (2.6%)
Brazilian Government International Bond,
3.88%, 6/12/30	200	185
4.50%, 5/30/29	420	413
5.00%, 1/27/45	1,639	1,463
6.00%, 4/7/26	1,250	1,356
		3,417
		4,716
Chile (1.5%)
Corporate Bond (0.7%)
Colbun SA,
3.15%, 3/6/30 (a)	990	919

Sovereign (0.8%)
Chile Government International Bond,
3.50%, 1/25/50	900	826
3.86%, 6/21/47	230	224
		1,050
		1,969
China (3.2%)
Sovereign (3.2%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	390	416
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	650	666
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)	1,600	1,537
Three Gorges Finance I Cayman Islands Ltd.,
3.70%, 6/10/25	750	762
3.70%, 6/10/25 (a)	838	851
		4,232
Colombia (2.7%)
Corporate Bonds (0.4%)
Millicom International Cellular SA,
4.50%, 4/27/31 (a)	357	333
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	246	248
		581
Sovereign (2.3%)
Colombia Government International Bond,
3.00%, 1/30/30 (b)	816	704
4.13%, 5/15/51 (b)	1,100	832
5.00%, 6/15/45 (b)	1,740	1,471
		3,007
		3,588

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Costa Rica (0.9%)
Sovereign (0.9%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)		380	385
7.00%, 4/4/44		260	258
7.16%, 3/12/45		540	538
			1,181
Dominican Republic (4.0%)
Sovereign (4.0%)
Dominican Republic International Bond,
4.88%, 9/23/32 (a)		230	209
5.30%, 1/21/41 (a)		710	619
5.50%, 2/22/29 (a)		350	346
5.88%, 1/30/60 (a)		1,360	1,170
6.00%, 7/19/28 (a)		570	580
6.85%, 1/27/45 (a)		740	735
6.88%, 1/29/26 (a)		820	873
7.45%, 4/30/44 (a)		739	783
			5,315
Ecuador (2.1%)
Sovereign (2.1%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		273	153
0.50%, 7/31/40 (c)		265	152
0.50%, 7/31/40 (a)(c)		1,126	646
1.00%, 7/31/35 (c)		440	289
1.00%, 7/31/35 (a)(c)		1,107	727
5.00%, 7/31/30 (a)(c)		937	787
			2,754
Egypt (3.2%)
Sovereign (3.2%)
Egypt Government International Bond,
5.25%, 10/6/25 (a)		200	193
6.38%, 4/11/31 (a)	EUR	1,050	998
6.59%, 2/21/28		$330	307
7.50%, 2/16/61 (a)		770	614
8.15%, 11/20/59 (a)		1,500	1,243
8.88%, 5/29/50 (a)		340	295
8.88%, 5/29/50		750	652
			4,302
El Salvador (0.6%)
Sovereign (0.6%)
El Salvador Government International Bond,
6.38%, 1/18/27		1,141	571
8.63%, 2/28/29 (a)		370	180
			751
Gabon (0.5%)
Sovereign (0.5%)
Republic of Gabon,
6.95%, 6/16/25 (a)		610	621

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Ghana (1.9%)
Sovereign (1.9%)
Ghana Government International Bond,
7.75%, 4/7/29		950	700
7.88%, 2/11/35		345	242
8.63%, 6/16/49 (a)		460	322
8.88%, 5/7/42 (a)		680	478
8.95%, 3/26/51 (a)		1,070	750
			2,492
Guatemala (1.0%)
Sovereign (1.0%)
Guatemala Government Bond,
4.88%, 2/13/28		687	706
6.13%, 6/1/50 (a)		320	338
Republic of Guatemala,
4.65%, 10/7/41 (a)		310	289
			1,333
Honduras (0.7%)
Sovereign (0.7%)
Honduras Government International Bond,
5.63%, 6/24/30 (a)(b)		180	164
5.63%, 6/24/30		500	455
6.25%, 1/19/27		300	286
			905
Hungary (1.2%)
Sovereign (1.2%)
Hungary Government International Bond,
5.38%, 3/25/24		1,250	1,311
7.63%, 3/29/41		220	320
			1,631
India (0.6%)
Sovereign (0.6%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)		790	774

Indonesia (4.9%)
Sovereign (4.9%)
Indonesia Government International Bond,
3.85%, 7/18/27		400	418
4.13%, 1/15/25		1,484	1,534
4.45%, 4/15/70		760	786
4.75%, 1/8/26		782	832
Pertamina Persero PT,
4.30%, 5/20/23		1,320	1,340
6.45%, 5/30/44 (a)		680	797
6.50%, 11/7/48 (a)		660	785
			6,492
Ivory Coast (1.4%)
Sovereign (1.4%)
Ivory Coast Government International Bond,
4.88%, 1/30/32	EUR	630	615
4.88%, 1/30/32 (a)		1,244	1,216
			1,831

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Jamaica (0.8%)
Sovereign (0.8%)
Jamaica Government International Bond,
7.88%, 7/28/45	$720	932
8.00%, 3/15/39	150	196
		1,128
Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	840	768

Kazakhstan (1.4%)
Sovereign (1.4%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	200	208
5.13%, 7/21/25	1,000	1,041
6.50%, 7/21/45	520	601
		1,850
Kenya (0.8%)
Sovereign (0.8%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)	1,110	1,080

Lebanon (0.3%)
Sovereign (0.3%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (d)(e)	2,940	361

Malaysia (1.5%)
Sovereign (1.5%)
Petronas Capital Ltd.,
3.50%, 3/18/25 – 4/21/30	1,970	2,002

Mexico (6.3%)
Corporate Bond (1.9%)
Cemex SAB de CV,
5.13%, 8/6/26 (a)(f)	400	393

Sovereign (4.4%)
Banco Nacional de Comercio Exterior SNC,
2.72%, 8/11/31 (a)	600	572
Mexico Government International Bond,
4.15%, 3/28/27	456	480
4.50%, 4/22/29	410	433
4.60%, 2/10/48	740	707
Petroleos Mexicanos,
6.35%, 2/12/48	370	292
6.70%, 2/16/32	2,294	2,182
6.95%, 1/28/60	470	382
7.69%, 1/23/50	3,338	2,921
		7,969
		8,362

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Mongolia (0.7%)
Sovereign (0.7%)
Mongolia Government International Bond,
4.45%, 7/7/31 (a)(b)	380	344
5.13%, 4/7/26 (a)	240	237
5.63%, 5/1/23	399	402
		983
Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)	610	491

Nigeria (3.1%)
Corporate Bond (0.7%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)	950	951

Sovereign (2.4%)
Nigeria Government International Bond,
6.38%, 7/12/23	270	277
6.50%, 11/28/27 (a)	590	563
7.14%, 2/23/30 (a)	860	813
7.38%, 9/28/33 (a)(b)	200	182
8.25%, 9/28/51 (a)	360	314
9.25%, 1/21/49 (a)	900	860
Republic of Nigeria,
8.38%, 3/24/29 (a)(b)	220	223
		3,232
		4,183
Oman (3.0%)
Sovereign (3.0%)
Oman Government International Bond,
6.00%, 8/1/29 (a)	2,200	2,301
6.25%, 1/25/31 (a)(b)	1,600	1,698
		3,999
Panama (2.4%)
Corporate Bond (0.3%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)	375	358

Sovereign (2.1%)
Panama Government International Bond,
3.87%, 7/23/60	470	413
4.00%, 9/22/24	914	935
4.50%, 4/1/56	450	442
8.88%, 9/30/27	763	971
		2,761
		3,119
Paraguay (0.3%)
Sovereign (0.3%)
Paraguay Government International Bond,
4.95%, 4/28/31 (a)	200	210
5.40%, 3/30/50 (a)	200	203
		413

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Peru (2.9%)
Corporate Bond (0.2%)
Intercorp Peru Ltd.,
3.88%, 8/15/29		320	290

Sovereign (2.7%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)		998	985
Peruvian Government International Bond,
3.55%, 3/10/51		1,200	1,122
6.55%, 3/14/37		1,150	1,458
			3,565
			3,855
Philippines (2.2%)
Sovereign (2.2%)
Philippine Government International Bond,
3.95%, 1/20/40		386	383
9.50%, 2/2/30		1,749	2,485
			2,868
Qatar (4.5%)
Sovereign (4.5%)
Qatar Government International Bond,
3.75%, 4/16/30 (a)		1,300	1,375
4.00%, 3/14/29		1,080	1,155
4.82%, 3/14/49 (a)		2,870	3,410
			5,940
Romania (1.9%)
Sovereign (1.9%)
Romanian Government International Bond,
1.75%, 7/13/30 (a)	EUR	315	296
2.00%, 4/14/33		330	294
3.00%, 2/27/27 (a)		636	620
3.75%, 2/7/34 (a)		560	580
4.00%, 2/14/51		$830	724
			2,514
Saudi Arabia (2.3%)
Corporate Bond (0.5%)
SA Global Sukuk Ltd.,
2.69%, 6/17/31 (a)		780	740

Sovereign (1.8%)
Saudi Government International Bond,
3.45%, 2/2/61 (a)		1,000	889
4.38%, 4/16/29		440	477
5.25%, 1/16/50 (a)		830	982
			2,348
			3,088

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Senegal (0.9%)
Sovereign (0.9%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	1,220	1,155

Serbia (0.6%)
Sovereign (0.6%)
Serbia International Bond,
2.13%, 12/1/30 (a)	310	260
2.13%, 12/1/30	720	605
		865
South Africa (1.6%)
Sovereign (1.6%)
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28	710	695
Republic of South Africa Government International Bond,
4.30%, 10/12/28	1,540	1,492
		2,187
Sri Lanka (1.3%)
Sovereign (1.3%)
Sri Lanka Government International Bond,
6.20%, 5/11/27	1,800	855
7.55%, 3/28/30	1,900	898
		1,753
Suriname (0.4%)
Sovereign (0.4%)
Suriname Government International Bond,
9.25%, 10/26/26	670	559

Turkey (2.7%)
Sovereign (2.7%)
Turkey Government International Bond,
4.88%, 4/16/43	630	450
5.75%, 3/22/24	1,580	1,568
5.88%, 6/26/31	1,080	925
6.88%, 3/17/36	700	626
		3,569
Ukraine (1.7%)
Corporate Bond (0.1%)
NPC Ukrenergo,
6.88%, 11/9/26 (a)	510	204

Sovereign (1.6%)
Ukraine Government International Bond,
6.75%, 6/20/26	1,200	560
6.88%, 5/21/29	1,000	423
7.75%, 9/1/23	2,210	1,137
		2,120
		2,324

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

United Arab Emirates (3.8%)
Corporate Bond (0.7%)
Galaxy Pipeline Assets Bidco Ltd.,
3.25%, 9/30/40 (a)	965	875

Sovereign (3.1%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)	1,750	1,718
2.70%, 9/2/70 (a)	820	647
3.13%, 5/3/26	938	957
DP World Crescent Ltd.,
4.85%, 9/26/28	740	790
		4,112
		4,987
Uruguay (1.8%)
Sovereign (1.8%)
Uruguay Government International Bond,
4.38%, 10/27/27	1,100	1,169
5.10%, 6/18/50	1,020	1,205
		2,374
Uzbekistan (0.3%)
Sovereign (0.3%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (a)	410	358

Venezuela (0.9%)
Sovereign (0.9%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (d)(e)	15,740	1,161

Zambia (1.1%)
Sovereign (1.1%)
Zambia Government International Bond,
5.38%, 9/20/22	650	450
8.97%, 7/30/27	1,360	975
		1,425
Total Fixed Income Securities (Cost $144,540)		123,176

No. of
Warrants
Warrant (0.0%) (g)
Venezuela (0.0%) (g)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (h) (Cost $—)	3,750	29

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Shares
Short-Term Investments (9.6%)
Securities held as Collateral on Loaned Securities (3.6%)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i)	4,528,050	4,528

	Face
	Amount
	(000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $236; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $241)	$236	236
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $21; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $22)	21	21
		257
Total Securities held as Collateral on Loaned Securities (Cost $4,785)		4,785

	Shares
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $8,019)	8,018,827	8,019
Total Short-Term Investments (Cost $12,804)		12,804
Total Investments (102.5%) (Cost $157,344) including $6,084 of Securities Loaned (j)(k)(l)		136,009
Liabilities in Excess of Other Assets (-2.5%)		(3,290)
Net Assets (100.0%)		$132,719

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $6,084,000 and $6,222,000 respectively. The Fund received cash collateral of approximately $4,785,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,437,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2022. Maturity date disclosed is the ultimate maturity date.

(d)	Non-income producing security; bond in default.
(e)	Issuer in bankruptcy.

(f)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2022.
(g)	Amount is less than 0.05%.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

(h)	Perpetual maturity date. Date disclosed is the last expiration date.

(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with an open foreign currency forward exchange contracts.

(k)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

(l)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for the book purposes. The aggregate gross unrealized appreciation is approximately $2,460,000 and the aggregate gross unrealized depreciation is approximately $23,706,000, resulting in net unrealized depreciation of approximately $21,246,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2022:

	Contracts		In			Unrealized
	to		Exchange			Appreciation
	Deliver		For		Delivery	(Depreciation)
Counterparty	(000)		(000)		Date	(000)
Bank of America NA	EUR	540		$594	5/20/22	$(4)
Bank of America NA	EUR	700		$780	5/20/22	5
Bank of America NA		$555	EUR	500	5/20/22	(1)
BNP Paribas SA	EUR	3,650		$4,153	5/20/22	109
Citibank NA	EUR	430		$476	5/20/22	(1)
JPMorgan Chase Bank NA	MXN	16,000		$772	5/20/22	(26)
UBS AG		$791	MXN	16,000	5/20/22	7
						$89

EUR	— Euro
MXN	— Mexican Peso

Portfolio Composition*

	Percentage of
Classification	Total Investments
Sovereign	88.8%
Short-Term Investments	6.1
Corporate Bonds	5.1
Other**	0.0	***
Total Investments	100.0	%****

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.

**	Industries and/or investment types representing less than 5% of total investments.

***	Amount is less than 0.05%.

****	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $89,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Argentina (1.5%)
Globant SA (a)	10,955	$2,871

Brazil (3.3%)
Itau Unibanco Holding SA (Preference)	607,900	3,509
Lojas Renner SA	525,653	3,036
		6,545
China (15.1%)
BYD Co., Ltd. H Shares (b)	67,500	1,877
China Construction Bank Corp. H Shares (b)	5,640,230	4,225
China Mengniu Dairy Co., Ltd. (b)	512,000	2,745
China Merchants Bank Co., Ltd. H Shares (b)	442,500	3,445
China Resources Beer Holdings Co., Ltd. (b)	318,000	1,935
China Tourism Group Duty Free Corp. Ltd., Class A	16,300	419
Hua Hong Semiconductor Ltd. (a) (b)	99,000	413
JD.com, Inc., Class A (a)(b)	8,180	232
Jiangsu Hengrui Medicine Co., Ltd., Class A	145,909	844
Kweichow Moutai Co., Ltd., Class A	7,291	1,964
Li Ning Co., Ltd. (b)	157,000	1,333
Proya Cosmetics Co. Ltd., Class A	22,800	675
Shenzhou International Group Holdings Ltd. (b)	170,500	2,251
Sungrow Power Supply Co. Ltd.	53,698	901
Tencent Holdings Ltd. (b)	128,600	5,928
Will Semiconductor Co. Ltd. Shanghai	13,200	399
		29,586
Czech Republic (1.2%)
Komercni Banka AS	58,911	2,281

Germany (1.0%)
Infineon Technologies AG	59,686	2,019

India (18.6%)
Asian Paints Ltd.	38,302	1,550
Bajaj Auto Ltd.	13,986	672
Eicher Motors Ltd.	26,499	855
Gland Pharma Ltd. (a)	24,118	1,037
HDFC Bank Ltd. ADR	56,213	3,448
Hindalco Industries Ltd.	487,057	3,634
Housing Development Finance Corp., Ltd.	119,810	3,746
ICICI Bank Ltd.	418,310	3,990
ICICI Prudential Life Insurance Co., Ltd.	195,242	1,283
Infosys Ltd.	114,982	2,879
Infosys Ltd. ADR	34,407	856
Mahindra & Mahindra Financial Services Ltd.	525,759	1,096
Mahindra & Mahindra Ltd.	125,769	1,330
MakeMyTrip Ltd. (a)	32,454	871
Max Healthcare Institute Ltd. (a)	173,932	780
Reliance Industries Ltd.	131,376	4,544
Shree Cement Ltd.	2,940	927
State Bank of India	450,840	2,913
		36,411
Indonesia (2.1%)
Bank Central Asia Tbk PT	4,691,000	2,608

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Bank Mandiri Persero Tbk PT	2,930,100	1,607
		4,215
Korea, Republic of (10.8%)
KB Financial Group, Inc.	47,588	2,385
Kia Corp.	16,605	1,006
LG Chem Ltd.	2,395	1,046
NAVER Corp.	3,882	1,079
Samsung Electronics Co., Ltd.	208,378	11,924
Samsung SDI Co., Ltd.	3,208	1,561
SK Hynix, Inc.	22,357	2,151
		21,152
Mexico (5.6%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	127,606	2,834
Grupo Financiero Banorte SAB de CV Series O	600,560	4,524
Wal-Mart de Mexico SAB de CV	871,273	3,570
		10,928
Netherlands (0.9%)
ASML Holding N.V.	2,726	1,821

Panama (1.6%)
Copa Holdings SA, Class A (a)	38,026	3,180

Poland (2.7%)
Bank Polska Kasa Opieki SA	96,233	2,572
LPP SA	997	2,698
		5,270
Portugal (1.2%)
Galp Energia SGPS SA	184,816	2,337

Russia (0.0%) (c)
Fix Price Group Ltd. GDR (Euroclear) (d)	193,391	—
Fix Price Group Ltd. GDR (d)	96,387	—
		—
South Africa (6.4%)
Anglo American Platinum Ltd.	18,129	2,480
Anglo American PLC	118,509	6,199
Capitec Bank Holdings Ltd.	24,289	3,868
		12,547
Taiwan (18.1%)
Airtac International Group	85,901	2,762
ASE Technology Holding Co., Ltd.	923,738	3,292
CTBC Financial Holding Co., Ltd.	2,064,000	2,103
Delta Electronics, Inc.	472,000	4,376
MediaTek, Inc.	20,000	622
Novatek Microelectronics Corp.	102,000	1,500
Silergy Corp.	17,000	1,993
Taiwan Semiconductor Manufacturing Co., Ltd.	619,000	12,698
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	55,252	5,761
Voltronic Power Technology Corp.	7,000	353
		35,460

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Thailand (0.6%)
Ngern Tid Lor PCL (a)	1,010,000	1,166

United Kingdom (2.6%)
Antofagasta PLC	83,154	1,807
Mondi PLC	169,456	3,367
		5,174
United States (5.0%)
Applied Materials, Inc.	9,918	1,307
EPAM Systems, Inc. (a)	4,641	1,377
MercadoLibre, Inc. (a)	2,182	2,596
NIKE, Inc., Class B	14,955	2,012
NVIDIA Corp.	9,313	2,541
		9,833
Total Common Stocks (Cost $149,895)		192,796

Short-Term Investments (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $5,072)	5,071,608	5,072
Total Investments (100.9%) (Cost $154,967) (f)(g)(h)		197,868
Liabilities in Excess of Other Assets (–0.9%)		(1,712)
Net Assets (100.0%)		$196,156

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Amount is less than 0.05%.
(d)	At March 31, 2022, the Fund held fair valued securities at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an Amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $145,902,000 and 74.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $51,832,000 and the aggregate gross unrealized depreciation is approximately $8,931,000, resulting in net unrealized appreciation of approximately $42,901,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	46.4%
Banks	22.0
Semiconductors & Semiconductor Equipment	18.5
Metals & Mining	7.1
Tech Hardware, Storage & Peripherals	6.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%)
France (6.1%)
L’Oreal SA	1,638	$655
LVMH Moet Hennessy Louis Vuitton SE	988	705
Pernod Ricard SA	3,068	674
		2,034
Germany (4.4%)
SAP SE	13,256	1,469

Italy (0.4%)
Davide Campari-Milano N.V.	11,686	135

Netherlands (1.9%)
Heineken N.V.	6,676	638

United Kingdom (9.7%)
Experian PLC	8,835	341
Reckitt Benckiser Group PLC	27,715	2,114
RELX PLC (Euronext N.V.)	5,405	168
RELX PLC (LSE)	20,636	642
		3,265
United States (76.0%)
Abbott Laboratories	12,092	1,431
Accenture PLC, Class A	4,691	1,582
Automatic Data Processing, Inc.	5,473	1,245
Baxter International, Inc.	17,779	1,379
Becton Dickinson & Co.	4,491	1,195
Broadridge Financial Solutions, Inc.	2,672	416
Coca-Cola Co. (The)	10,032	622
Danaher Corp.	5,801	1,702
Equifax, Inc.	757	179
Estee Lauder Cos., Inc. (The), Class A	1,693	461
Fidelity National Information Services, Inc.	7,390	742
Intercontinental Exchange, Inc.	10,010	1,323
Microsoft Corp.	10,180	3,139
Moody’s Corp.	1,142	385
NIKE, Inc., Class B	3,849	518
Otis Worldwide Corp.	6,312	486
Philip Morris International, Inc.	29,110	2,735
Procter & Gamble Co. (The)	7,455	1,139
Roper Technologies, Inc.	1,569	741
Steris PLC	320	77
Thermo Fisher Scientific, Inc.	2,772	1,637
Visa, Inc., Class A	8,744	1,939
Zoetis, Inc.	2,042	385
		25,458
Total Common Stocks (Cost $18,953)		32,999

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $508)	508,001	508
Total Investments (100.0%) (Cost $19,461) (b)(c)(d)		33,507
Liabilities in Excess of Other Assets (0.0%) (e)		(16)
Net Assets (100.0%)		$33,491

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(c)	The approximate fair value and percentage of net assets, $7,541,000 and 22.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)

At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,181,000 and the aggregate gross unrealized depreciation is approximately $135,000, resulting in net unrealized appreciation of approximately $14,046,000.

(e)	Amount is less than 0.05%.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	17.7%
Others*	17.3
Software	13.7
Health Care Equipment & Supplies	12.2
Life Sciences Tools & Services	10.0
Household Products	9.7
Tobacco	8.1
Beverages	6.2
Capital Markets	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Australia (2.0%)
APA Group (Units) (a)	12,710	$101
Atlas Arteria Ltd. (Units) (a)	49,389	240
Transurban Group (Units) (a)	145,581	1,471
		1,812
Canada (17.4%)
Canadian Pacific Railway Ltd.	8,100	668
Enbridge, Inc.	75,716	3,486
GFL Environmental, Inc.	98,025	3,190
Gibson Energy, Inc. (b)	116,905	2,339
Pembina Pipeline Corp.	65,415	2,458
TC Energy Corp. (b)	64,155	3,618
		15,759
China (5.6%)
China Gas Holdings Ltd. (c)	3,824,800	4,875
Zhejiang Expressway Co., Ltd., Class H (c)	276,000	231
		5,106
France (4.9%)
Aeroports de Paris (d)	583	87
Getlink SE	55,123	993
Vinci SA	33,300	3,402
		4,482
Germany (1.0%)
Fraport AG Frankfurt Airport Services Worldwide (d)	3,937	218
Vantage Towers AG	18,250	645
		863
Hong Kong (0.7%)
Power Assets Holdings Ltd.	92,000	599

Italy (5.9%)
Atlantia SpA (d)	25,100	522
Infrastrutture Wireless Italiane SpA	280,946	3,145
Terna SpA	190,898	1,639
		5,306
Japan (0.3%)
East Japan Railway Co.	5,400	313

Mexico (2.8%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	73,804	1,190
Grupo Aeroportuario del Sureste SAB de CV, Class B	58,816	1,306
		2,496
New Zealand (0.5%)
Auckland International Airport Ltd. (d)	82,165	445

Portugal (0.5%)
EDP Renovaveis SA	18,466	475

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Spain (5.1%)
Aena SME SA (d)	3,812	635
Cellnex Telecom SA	36,083	1,737
Ferrovial SA	42,267	1,124
Iberdrola SA	105,700	1,155
		4,651
Switzerland (0.3%)
Flughafen Zurich AG (Registered) (d)	1,632	293

United Kingdom (5.8%)
National Grid PLC	245,430	3,772
Pennon Group PLC	31,831	448
Severn Trent PLC	26,184	1,055
		5,275
United States (44.3%)
Ameren Corp.	9,539	894
American Electric Power Co., Inc.	27,193	2,713
American Tower Corp. REIT	15,741	3,954
American Water Works Co., Inc.	6,618	1,095
Atmos Energy Corp.	10,771	1,287
CenterPoint Energy, Inc.	39,699	1,216
Cheniere Energy, Inc.	22,116	3,066
Crown Castle International Corp. REIT	22,306	4,118
CSX Corp.	11,388	426
Edison International	24,874	1,744
Entergy Corp.	8,786	1,026
Eversource Energy	19,602	1,729
NiSource, Inc.	38,182	1,214
ONEOK, Inc.	22,264	1,573
PG&E Corp. (d)	69,914	835
SBA Communications Corp. REIT	6,646	2,287
Sempra Energy	20,887	3,512
Targa Resources Corp.	50,545	3,815
Union Pacific Corp.	3,018	825
Williams Cos., Inc. (The)	67,535	2,256
Xcel Energy, Inc.	7,387	533
		40,118
Total Common Stocks (Cost $73,460)		87,993

Short-Term Investments (10.6%)
Securities held as Collateral on Loaned Securities (6.8%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e)	5,854,356	5,854

	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $305; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $311)	$305	305
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $28; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $28)	28	28
		333
Total Securities held as Collateral on Loaned Securities (Cost $6,187)		6,187

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

	Shares
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $3,403)	3,403,142	3,403
Total Short-Term Investments (Cost $9,590)		9,590
Total Investments (107.7%) (Cost $83,050) Including $5,847 of Securities Loaned (f)(g)(h)		97,583
Liabilities in Excess of Other Assets (-7.7%)		(6,998)
Net Assets (100.0%)		$90,585

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $5,847,000 and $6,187,000, respectively. The Fund received cash collateral of approximately $6,187,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $29,620,000 and 32.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for the book purposes. The aggregate gross unrealized appreciation is approximately $18,804,000 and the aggregate gross unrealized depreciation is approximately $4,271,000, resulting in net unrealized appreciation of approximately $14,533,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	36.8%
Others**	22.3
Communications	17.4
Electricity Transmission & Distribution	17.2
Diversified	6.3
Total Investments	100.0%

*	Percentage indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31,2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Australia (3.7%)
Charter Hall Group REIT	58,266	$708
Dexus REIT	31,408	257
GPT Group (The) REIT	108,919	420
National Storage REIT	197,968	398
Stockland REIT	14,255	45
Vicinity Centres REIT	130,639	181
		2,009
Austria (0.3%)
CA Immobilien Anlagen AG	4,908	152

Belgium (0.4%)
Warehouses De Pauw CVA REIT	5,544	239

Canada (4.4%)
Allied Properties REIT	20,166	752
Dream Industrial REIT	41,364	534
InterRent REIT	27,921	357
Tricon Residential, Inc.	44,531	708
		2,351
China (0.4%)
GDS Holdings Ltd. ADR (a)	3,089	121
Longfor Group Holdings Ltd. (b)	15,500	80
		201
Finland (0.5%)
Kojamo Oyj (c)	12,146	292

France (1.0%)
Klepierre SA REIT	11,243	300
Mercialys SA REIT	22,318	221
		521
Germany (2.7%)
Deutsche EuroShop AG	8,418	155
Grand City Properties SA	23,161	462
Vonovia SE	18,015	840
		1,457
Hong Kong (5.4%)
CK Asset Holdings Ltd.	73,500	502
ESR Cayman Ltd. (a)	164,800	511
Hongkong Land Holdings Ltd.	90,300	441
Link REIT	54,560	465
Sun Hung Kai Properties Ltd.	51,893	617
Wharf Real Estate Investment Co., Ltd.	79,420	393
		2,929
Japan (8.7%)
Daiwa Office Investment Corp. REIT	29	180
Daiwa Securities Living Investments Corp. REIT	169	159
Frontier Real Estate Investment Corp. REIT	15	62
GLP J-REIT	249	378

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Hoshino Resorts, Inc. REIT	39	218
Japan Metropolitan Fund Investment Corp. REIT	284	240
Japan Real Estate Investment Corp. REIT	88	461
Mitsubishi Estate Co., Ltd.	56,600	843
Mitsubishi Estate Logistics Investment Corp. REIT	20	78
Mitsui Fudosan Co., Ltd.	44,200	946
Mitsui Fudosan Logistics Park, Inc. REIT	35	165
Nippon Building Fund, Inc. REIT	95	539
Nippon Prologis Inc. REIT	64	187
Nomura Real Estate Master Fund, Inc. REIT	158	209
		4,665
Malta (0.0%) (d)
BGP Holdings PLC (e)	5,886,464	20

Netherlands (0.9%)
Eurocommercial Properties N.V. REIT	7,866	216
NSI N.V. REIT	5,461	240
		456
Singapore (2.4%)
Capitaland Investment Ltd. (a)	127,800	375
Digital Core Management Pte Ltd. REIT (a)	399,300	443
Frasers Logistics & Commercial Trust REIT	176,600	189
Suntec Real Estate Investment Trust REIT	229,700	295
		1,302
Spain (1.1%)
Inmobiliaria Colonial Socimi SA REIT	34,482	314
Merlin Properties Socimi SA REIT	25,807	302
		616
Sweden (0.9%)
Catena AB	2,970	179
Fabege AB	20,548	303
		482
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	1,996	262

United Kingdom (4.9%)
Big Yellow Group PLC REIT	12,700	256
Derwent London PLC REIT	6,733	283
Empiric Student Property PLC REIT	104,984	126
Hammerson PLC REIT (c)	378,302	163
Helical PLC	30,960	166
Land Securities Group PLC REIT	52,311	537
Segro PLC REIT	39,159	688
UNITE Group PLC (The) REIT	17,162	260
Workspace Group PLC REIT	15,551	139
		2,618
United States (60.8%)
Agree Realty Corp. REIT	13,885	921
Boyd Gaming Corp.	7,964	524
Brixmor Property Group, Inc. REIT	41,072	1,060
Caesars Entertainment, Inc. (a)	2,908	225
Digital Realty Trust, Inc. REIT	8,839	1,253
Equity Residential REIT	19,809	1,781
Extra Space Storage, Inc. REIT	6,686	1,375

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Healthpeak Properties, Inc. REIT	41,807	1,435
Invitation Homes, Inc. REIT	20,233	813
Kilroy Realty Corp. REIT	9,489	725
Kite Realty Group Trust REIT	37,882	863
LXP Industrial Trust REIT	34,459	541
Medical Properties Trust, Inc. REIT	26,805	567
Mid-America Apartment Communities, Inc. REIT	7,153	1,498
NETSTREIT Corp. REIT	25,910	581
Outfront Media, Inc. REIT	18,902	537
ProLogis, Inc. REIT	24,445	3,947
Public Storage REIT	9,033	3,525
Rexford Industrial Realty, Inc. REIT	13,261	989
RPT Realty REIT	38,163	526
SBA Communications Corp. REIT	979	337
Simon Property Group, Inc. REIT	5,660	745
SITE Centers Corp. REIT	58,835	983
Sun Communities, Inc. REIT	8,437	1,479
Switch, Inc., Class A	25,395	783
UDR, Inc. REIT	22,182	1,273
VICI Properties, Inc. REIT	20,346	579
Welltower, Inc. REIT	30,164	2,900
		32,765
Total Common Stocks (Cost $47,579)		53,337

Short-Term Investments (1.2%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	229,915	230

	Face Amount (000)
Repurchase Agreements (0.0%) (d)
HSBC Securities USA, Inc. (0.30%, dated 3/31/22, due 4/1/22; proceeds $12; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $12)	$12	12
Merrill Lynch & Co., Inc. (0.20%, dated 3/31/22, due 4/1/22; proceeds $1; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $1)	1	1
		13
Total Securities held as Collateral on Loaned Securities (Cost $243)		243

	Shares
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio - Institutional Class (f) (Cost $385)	385,012	385
Total Short-Term Investments (Cost $628)		628
Total Investments (100.2%) (Cost $48,207) Including $329 of Securities Loaned (g)(h)(i)		53,965
Liabilities in Excess of Other Assets (-0.2%)		(97)
Net Assets (100.0%)		$53,868

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $329,000 and $365,000, respectively. The Fund received cash collateral of approximately $243,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $122,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Amount is less than 0.05%.
(e)	At March 31, 2022, the Fund held a fair valued security valued at approximately $20,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $18,080,000 and 33.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(i)	At March 31, 2022, the aggregate cost for federal income tax purposes is approximates the aggregate cost for boo purposes. The aggregate gross unrealized appreciation is approximately $7,037,000 and the aggregate gross unrealized depreciation is approximately $1,279,000, resulting in net unrealized appreciation of approximately $5,758,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	18.6%
Residential	18.5
Industrial	15.7
Retail	13.0
Self Storage	10.3
Office	9.2
Health Care	9.1
Other**	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (48.2%)
Agency Adjustable Rate Mortgage (0.0%) (a)
United States (0.0%) (a)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.63%,
1.92%, 7/1/45 (Cost $5)		$5	$5

Agency Fixed Rate Mortgages (2.6%)
United States (2.6%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
4.50%, 1/1/49		12	12
Gold Pools:
3.50%, 2/1/45 – 6/1/45		194	198
4.50%, 1/1/49		11	11
Federal National Mortgage Association,
Conventional Pools:
3.50%, 1/1/51		544	546
4.00%, 11/1/41 – 1/1/46		203	214
4.50%, 3/1/41 – 11/1/44		86	90
5.00%, 1/1/41 – 3/1/41		32	34
6.00%, 1/1/38		7	8
6.50%, 8/1/38		2	2
May TBA:
2.00%, 5/1/52 (b)		650	602
2.50%, 5/1/52 (b)		300	286
3.00%, 5/1/52 (b)		520	508
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		13	14
5.00%, 2/20/49		5	5
Total Agency Fixed Rate Mortgages (Cost $2,574)			2,530

Asset-Backed Securities (0.3%)
United States (0.3%)
Freed ABS Trust,
3.06%, 3/18/27 (c)		42	42
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%,
1.81%, 3/25/33 (d)		73	71
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%,
2.03%, 12/25/34 (d)		75	74
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%,
1.22%, 12/25/32 (d)		78	75
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%,
0.01%, 7/25/39 (d)	EUR	87	95
Total Asset-Backed Securities (Cost $358)			357

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Commercial Mortgage-Backed Securities (0.6%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%,
1.99%, 5/22/28 (d)	GBP	59	77

United States (0.5%)
Commercial Mortgage Trust,
3.28%, 1/10/46		$45	45
3.96%, 3/10/47		144	146
4.24%, 2/10/47 (d)		77	78
4.75%, 7/15/47 (c)(d)		100	96
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		25	25
WFRBS Commercial Mortgage Trust,
5.00%, 9/15/46 (c)(d)		140	134
			524
Total Commercial Mortgage-Backed Securities (Cost $603)			601

Corporate Bonds (13.0%)
Australia (0.5%)
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		50	51
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		200	183
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	100	113
Westpac Banking Corp.,
2.67%, 11/15/35		$125	109
			456
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	75	90

Brazil (0.2%)
JBS Finance Luxembourg Sarl,
2.50%, 1/15/27 (c)		$225	209

Canada (0.6%)
Enbridge, Inc.,
2.50%, 1/15/25		125	123
Province of Ontario Canada,
2.30%, 6/15/26		190	187
Province of Quebec Canada,
1.35%, 5/28/30		240	217
Rogers Communications, Inc.,
3.80%, 3/15/32 (c)		100	99
			626
China (0.2%)
Baidu, Inc.,
2.88%, 7/6/22		200	200

Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		140	144

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

France (0.7%)
AXA SA,
3.25%, 5/28/49	EUR	100	115
BNP Paribas SA,
1.13%, 6/11/26		125	137
BPCE SA,
5.15%, 7/21/24 (c)		$200	206
Orange SA,
5.00%, 1/10/26 (e)	EUR	100	124
TotalEnergies SE,
3.88%, 5/18/22 (e)		100	111
			693
Germany (0.9%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$200	202
Deutsche Bank AG,
Series E
0.96%, 11/8/23		150	146
Deutsche Telekom International Finance BV,
4.38%, 6/21/28 (c)		150	158
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	190	211
Volkswagen International Finance N.V.,
Series 10Y
1.88%, 3/30/27		100	111
			828
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		$200	198

Ireland (0.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		175	162
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (c)		50	48
			210
Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	100	124

Japan (0.2%)
NTT Finance Corp.,
1.59%, 4/3/28 (c)		$200	181

Korea, Republic of (0.6%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		200	199
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)		200	203
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		200	184
			586
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	100	104

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Mexico (0.1%)
Fomento Economico Mexicano SAB de CV,
0.50%, 5/28/28		$100	102

Netherlands (0.1%)
ASR Nederland N.V.,
5.00%, 9/30/24 (e)	EUR	100	118

Qatar (0.2%)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (c)		$200	188

Saudi Arabia (0.2%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		200	202

Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27	EUR	100	117
5.18%, 11/19/25		$200	207
CaixaBank SA,
0.75%, 4/18/23	EUR	100	111
			435
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29		100	100

Switzerland (0.4%)
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		$200	203
UBS Group AG,
3.49%, 5/23/23 (c)		200	200
			403
United Arab Emirates (0.4%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	203
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		225	202
			405
United Kingdom (1.3%)
BAT Capital Corp.,
3.56%, 8/15/27		125	122
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	100	128
4.25%, 3/14/24		$200	203
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	100	112
2.25%, 10/16/24	GBP	100	129
Nationwide Building Society,
3.77%, 3/8/24 (c)		$200	201
Natwest Group PLC,
3.88%, 9/12/23		200	202
NGG Finance PLC,
5.63%, 6/18/73	GBP	100	134
			1,231

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

United States (5.0%)
Altria Group, Inc.,
2.45%, 2/4/32		$75	65
Amazon.com, Inc.,
2.70%, 6/3/60		50	41
American Express Co.,
2.55%, 3/4/27		50	49
AON Corp./AON Global Holdings PLC,
2.85%, 5/28/27		75	74
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	113
2.90%, 12/4/26	GBP	100	133
Bank of America Corp.,
2.69%, 4/22/32		$50	46
3.85%, 3/8/37		50	48
MTN
4.00%, 1/22/25		175	178
Boeing Co. (The),
5.15%, 5/1/30		100	107
Burlington Northern Santa Fe LLC,
3.05%, 2/15/51		75	69
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26		25	24
Charter Communications Operating LLC,
5.13%, 7/1/49		25	25
Charter Communications Operating LLC/Charter Communications
Operating Capital,
2.30%, 2/1/32		25	21
2.80%, 4/1/31		75	68
3.50%, 3/1/42		25	21
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	100	107
Cigna Corp.,
2.38%, 3/15/31		$25	23
3.88%, 10/15/47		50	49
Citigroup, Inc.,
2.52%, 11/3/32		75	67
5.50%, 9/13/25		75	80
Comcast Corp.,
1.95%, 1/15/31		125	113
CVS Health Corp.,
2.13%, 9/15/31		100	90
Deere & Co.,
3.10%, 4/15/30		100	100
Emerson Electric Co.,
1.25%, 10/15/25	EUR	125	139
Energy Transfer LP,
2.90%, 5/15/25		$150	147
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	47
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		200	200
Fox Corp.,
4.71%, 1/25/29		150	160
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		175	163
Goldman Sachs Group, Inc. (The),
2.62%, 4/22/32		200	182
HCA, Inc.,
5.25%, 6/15/49		50	55
JPMorgan Chase & Co.,
1.95%, 2/4/32		250	219
4.13%, 12/15/26		75	78

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)		100	94
Lowe’s Cos., Inc.,
1.30%, 4/15/28		75	67
1.70%, 10/15/30		100	87
Magallanes, Inc. Co.,
4.28%, 3/15/32 (c)		75	75
5.05%, 3/15/42 (c)		25	26
McDonald’s Corp.,
MTN
3.38%, 5/26/25		100	102
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		150	146
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		175	167
NVIDIA Corp.,
2.00%, 6/15/31		125	114
Occidental Petroleum Corp.,
3.20%, 8/15/26		35	34
5.55%, 3/15/26		75	80
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	100	119
Prologis Euro Finance LLC,
1.88%, 1/5/29		100	112
Synchrony Bank,
3.00%, 6/15/22		$250	250
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	100
Verizon Communications, Inc.,
1.13%, 11/3/28		$100	119
3.40%, 3/22/41		50	47
Vontier Corp.,
2.40%, 4/1/28		50	44
Walt Disney Co. (The),
3.80%, 3/22/30		50	52
			4,936
Total Corporate Bonds (Cost $13,394)			12,769

Mortgages - Other (1.3%)
Germany (0.1%)
Berg Finance,
1.05%, 4/22/33	EUR	65	71

United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP LIBOR + 2.10%,
2.63%, 4/17/44 (d)	GBP	73	95

United States (1.1%)
Bayview MSR Opportunity Master Fund Trust,
3.00%, 1/25/52 (c)(d)		$100	95
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		108	104
3.50%, 5/25/45 – 7/25/46		41	40
4.00%, 5/25/45		3	3
Hundred Acre Wood Trust,
2.50%, 10/25/51 (c)(d)		97	91
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (c)(d)		186	178
3.00%, 9/25/52		200	190
3.25%, 7/25/52 (c)(d)		98	94

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

PRMI Securitization Trust,
2.50%, 4/25/51 (c)(d)		92	85
Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 – 10/25/58		205	202
4.00%, 10/25/58		15	15
			1,097
Total Mortgages - Other (Cost $1,290)			1,263

Sovereign (26.8%)
Australia (0.6%)
Australia Government Bond,
0.25%, 11/21/25	AUD	450	311
2.50%, 5/21/30		160	117
2.75%, 11/21/29		150	112
3.25%, 4/21/25		10	8
			548
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (c)	EUR	70	73

Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (c)		30	34
1.70%, 6/22/50 (c)		90	104
1.90%, 6/22/38 (c)		150	182
			320
Canada (1.1%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	1,410	1,034
2.00%, 12/1/51		20	15
			1,049
China (10.0%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	770	120
3.79%, 10/26/30		740	122
China Development Bank,
3.07%, 3/10/30		1,410	221
3.34%, 7/14/25		740	119
China Government Bond,
3.02%, 5/27/31		17,370	2,771
3.13%, 11/21/29		4,990	802
3.27%, 11/19/30		32,010	5,204
3.81%, 9/14/50		300	50
3.86%, 7/22/49		1,430	242
Export-Import Bank of China (The),
2.93%, 3/2/25		740	117
			9,768
Colombia (0.0%) (a)
Colombian TES,
Series B
7.75%, 9/18/30	COP	122,600	29

Czech Republic (0.0%) (a)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	1,200	44

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	630	93

Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (c)	EUR	70	79

France (1.7%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		$100	112
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	100	125
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	1,050	1,096
2.00%, 5/25/48 (c)		200	254
SNCF Reseau,
1.88%, 3/30/34		100	117
			1,704
Germany (0.6%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 5/15/36		150	152
0.25%, 2/15/29		40	44
4.25%, 7/4/39		40	70
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		290	335
			601
Greece (2.6%)
Hellenic Republic Government Bond,
0.75%, 6/18/31 (c)		2,656	2,502

Hungary (0.0%) (a)
Hungary Government Bond,
3.00%, 8/21/30	HUF	4,450	11

Indonesia (0.3%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	130	145
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	839,000	64
8.38%, 3/15/34		981,000	75
			284
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	80	84

Italy (1.3%)
Italy Buoni Poliennali Del Tesoro,
0.00%, 8/1/26		230	242
1.40%, 5/26/25 (c)		103	124
1.65%, 12/1/30 (c)		40	43
1.85%, 7/1/25 (c)		390	445
2.45%, 9/1/50 (c)		240	265
Republic of Italy Government International Bond,
0.88%, 5/6/24		$200	192
			1,311

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Japan (4.4%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	105,000	865
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 6/20/29		200,000	1,645
Japan Government Thirty Year Bond,
0.30%, 6/20/46		37,000	270
0.40%, 9/20/49		26,000	188
0.60%, 6/20/50		7,000	53
1.70%, 6/20/33		75,000	713
Japan Government Twenty Year Bond,
0.40%, 6/20/41		80,000	625
			4,359
Korea, Republic of (0.6%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$200	184
Korea Development Bank (The),
0.80%, 7/19/26		200	184
Korea International Bond,
2.00%, 6/19/24		200	197
			565
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	440	104
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$200	202
			306
Mexico (0.3%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	1,700	82
8.50%, 5/31/29		800	41
Mexico Government International Bond,
4.50%, 4/22/29		$200	211
			334
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30 (c)	EUR	190	199
2.75%, 1/15/47 (c)		20	32
			231
Norway (0.0%) (a)
Norway Government Bond,
2.13%, 5/18/32 (c)	NOK	190	21

Poland (0.1%)
Republic of Poland Government Bond,
0.25%, 10/25/26	PLN	300	56

Russia (0.0%) (a)
Russian Federal Bond - OFZ,
7.95%, 10/7/26 (f)(g)(h)	RUB	6,010	2

Spain (0.7%)
Spain Government Bond,
0.00%, 1/31/28	EUR	110	115

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

0.70%, 4/30/32 (c)		119	123
1.25%, 10/31/30 (c)		289	321
2.70%, 10/31/48 (c)		40	52
3.45%, 7/30/66 (c)		21	30
			641
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	740	77

United Kingdom (1.2%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	230	275
0.63%, 10/22/50		180	177
1.63%, 10/22/28		140	186
3.50%, 1/22/45		180	310
4.25%, 9/7/39		130	234
			1,182
Total Sovereign (Cost $28,009)			26,274

Supranational (1.3%)
Asian Development Bank,
2.13%, 5/19/31	NZD	60	36
European Investment Bank,
0.20%, 7/15/24	EUR	220	242
Series EARN
0.00%, 1/14/31		200	203
International Bank for Reconstruction & Development,
SOFR + 0.43%, 0.62%, 8/19/27 (d)		$330	333
2.20%, 2/27/24	AUD	610	456
Total Supranational (Cost $1,313)			1,270

U.S. Treasury Securities (2.3%)
United States (2.3%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$980	773
1.25%, 5/15/50		550	411
2.50%, 2/15/45		590	575
2.75%, 8/15/47		410	425
U.S. Treasury Note,
1.88%, 2/15/32		120	115
Total U.S. Treasury Securities (Cost $2,560)			2,299
Total Fixed Income Securities (Cost $50,106)			47,368

	Shares
Common Stocks (35.3%)
Australia (0.6%)
Ampol Ltd.	113	3
APA Group	477	4
Aristocrat Leisure Ltd.	249	7
ASX Ltd.	79	5
Aurizon Holdings Ltd.	771	2
Australia & New Zealand Banking Group Ltd.	1,199	25
BHP Group Ltd. (ASX)	1,211	47
BHP Group Ltd. (LSE)	1,962	76
BlueScope Steel Ltd.	238	4
Brambles Ltd.	588	4

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Cochlear Ltd.	27	4
Coles Group Ltd.	544	7
Commonwealth Bank of Australia	726	57
Computershare Ltd.	236	4
Crown Resorts Ltd. (i)	174	2
CSL Ltd.	190	38
Dexus REIT	444	4
Domino’s Pizza Enterprises Ltd.	28	2
Endeavour Group Ltd. (Australia)	630	3
Evolution Mining Ltd.	760	3
Fortescue Metals Group Ltd.	696	11
Goodman Group REIT	679	12
GPT Group (The) REIT	900	3
IDP Education Ltd.	98	2
Insurance Australia Group Ltd.	1,099	4
James Hardie Industries PLC CDI	182	5
Lendlease Corp Ltd. REIT	327	3
Macquarie Group Ltd.	142	21
Magellan Financial Group Ltd.	64	1
Medibank Pvt Ltd.	1,313	3
Mirvac Group REIT	1,719	3
National Australia Bank Ltd.	1,381	33
Newcrest Mining Ltd.	341	7
Northern Star Resources Ltd.	502	4
OneMarket Ltd. (i)	137	—
Orica Ltd.	193	2
Origin Energy Ltd.	822	4
Qantas Airways Ltd. (i)	439	2
QBE Insurance Group Ltd.	617	5
Ramsay Health Care Ltd.	76	4
REA Group Ltd.	25	2
Reece Ltd.	136	2
Rio Tinto Ltd.	152	14
Santos Ltd.	1,340	8
Scentre Group REIT	2,113	5
SEEK Ltd.	156	3
Sonic Healthcare Ltd.	190	5
South32 Ltd.	1,899	7
Stockland REIT	1,111	4
Suncorp Group Ltd.	525	4
Tabcorp Holdings Ltd.	987	4
Telstra Corp., Ltd.	1,696	5
Transurban Group	1,246	13
Treasury Wine Estates Ltd.	335	3
Vicinity Centres REIT	1,630	2
Washington H Soul Pattinson & Co. Ltd.	103	2
Wesfarmers Ltd.	460	17
Westpac Banking Corp.	1,509	27
WiseTech Global Ltd.	60	2
Woodside Petroleum Ltd.	417	10
Woolworths Group Ltd.	518	14
Xero Ltd. (i)	55	4
		587
Austria (0.1%)
Erste Group Bank AG	1,290	47
OMV AG	119	6
Raiffeisen Bank International AG	118	1
Verbund AG	56	6
voestalpine AG	92	3
		63

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Belgium (0.2%)
Ageas SA N.V.	157	8
Anheuser-Busch InBev SA N.V.	698	42
Argenx SE (i)	44	14
Elia Group SA N.V.	29	4
Etablissements Franz Colruyt N.V.	51	2
Groupe Bruxelles Lambert SA	105	11
KBC Group N.V.	1,009	72
Proximus SADP	145	3
Sofina SA	14	5
Solvay SA	69	7
UCB SA	118	14
Umicore SA	183	8
		190
Canada (2.0%)
Agnico Eagle Mines Ltd.	404	25
Air Canada (i)	161	3
Algonquin Power & Utilities Corp.	489	8
Alimentation Couche-Tard, Inc.	838	38
AltaGas Ltd.	256	6
Ballard Power Systems, Inc. (i)	221	3
Bank of Montreal	567	67
Bank of Nova Scotia (The)	1,159	83
Barrick Gold Corp. (LSE)	57	1
Barrick Gold Corp. (NYSE)	1,319	32
Bausch Health Cos., Inc. (i)	273	6
BCE, Inc.	66	4
Blackberry Ltd. (i)	506	4
Brookfield Asset Management, Inc., Class A	1,422	80
Brookfield Renewable Corp., Class A	120	5
CAE, Inc. (i)	281	7
Cameco Corp.	357	10
Canadian Apartment Properties REIT	77	3
Canadian Imperial Bank of Commerce	396	48
Canadian National Railway Co.	714	96
Canadian Natural Resources Ltd.	1,141	71
Canadian Pacific Railway Ltd. (NYSE)	125	10
Canadian Pacific Railway Ltd. (TSX)	587	48
Canadian Tire Corp., Ltd., Class A	51	8
Canadian Utilities Ltd., Class A	117	4
Canopy Growth Corp. (i)	224	2
CCL Industries, Inc., Class B	139	6
Cenovus Energy, Inc.	1,260	21
CGI, Inc. (i)	192	15
Constellation Software, Inc.	17	29
Dollarama, Inc.	255	14
Emera, Inc.	226	11
Empire Co., Ltd., Class A	154	5
Enbridge, Inc.	1,770	82
Fairfax Financial Holdings Ltd.	23	13
First Quantum Minerals Ltd.	630	22
FirstService Corp.	36	5
Fortis, Inc.	411	20
Franco-Nevada Corp.	168	27
George Weston Ltd.	66	8
GFL Environmental, Inc.	145	5
Gildan Activewear, Inc.	177	7
Great-West Lifeco, Inc.	245	7
Hydro One Ltd.	288	8
IA Financial Corp., Inc.	99	6
IGM Financial, Inc.	77	3

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Imperial Oil Ltd.	218	11
Intact Financial Corp.	155	23
Ivanhoe Mines Ltd., Class A (i)	462	4
Keyera Corp.	204	5
Kinross Gold Corp.	1,096	6
Lightspeed Commerce, Inc. (i)	102	3
Loblaw Cos., Ltd.	148	13
Lundin Mining Corp.	698	7
Magna International, Inc.	1,221	78
Manulife Financial Corp.	1,685	36
Metro, Inc.	215	12
National Bank of Canada	297	23
Northland Power, Inc.	207	7
Nutrien Ltd.	399	41
Nuvei Corp. (i)	54	4
Onex Corp.	69	5
Open Text Corp.	239	10
Pan American Silver Corp.	195	5
Parkland Corp.	138	4
Pembina Pipeline Corp.	487	18
Power Corp. of Canada	394	12
Quebecor, Inc., Class B	154	4
Restaurant Brands International, Inc.	251	15
RioCan Real Estate Investment Trust	142	3
Ritchie Bros Auctioneers, Inc.	102	6
Rogers Communications, Inc., Class B	313	18
Royal Bank of Canada	1,150	127
Saputo, Inc.	227	5
Shaw Communications, Inc., Class B	398	12
Shopify, Inc., Class A (i)	102	69
Sun Life Financial, Inc.	516	29
Suncor Energy, Inc.	1,497	49
TC Energy Corp.	762	43
Teck Resources Ltd., Class B	421	17
TELUS Corp.	391	10
TFI International, Inc.	73	8
Thomson Reuters Corp.	152	17
TMX Group Ltd.	51	5
Toromont Industries Ltd.	72	7
Toronto-Dominion Bank (The)	1,592	126
Tourmaline Oil Corp.	273	13
West Fraser Timber Co., Ltd.	85	7
Wheaton Precious Metals Corp.	395	19
WSP Global, Inc.	104	14
		1,936
China (0.0%) (a)
China Common Rich Renewable Energy Investments Ltd. (i)	18,000	—
Wharf Holdings Ltd. (The) (j)	1,400	4
		4
Denmark (0.4%)
Ambu A/S Series B	153	2
AP Moller - Maersk A/S Series A	3	9
AP Moller - Maersk A/S Series B	5	15
Carlsberg A/S Series B	87	11
Chr Hansen Holding A/S	95	7
Coloplast A/S Series B	105	16
Danske Bank A/S	594	10
Demant A/S (i)	108	5
DSV A/S	177	34
Genmab A/S (i)	59	21

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

GN Store Nord AS	113	5
Novo Nordisk A/S Series B	1,459	162
Novozymes A/S Series B	178	12
Orsted A/S	167	21
Pandora A/S	87	8
ROCKWOOL International A/S, Class B	8	3
Tryg A/S	329	8
Vestas Wind Systems A/S	891	26
		375
Finland (0.2%)
Elisa Oyj	129	8
Fortum Oyj	412	8
Kesko Oyj, Class B	252	7
Kone Oyj, Class B	312	16
Neste Oyj	387	18
Nokia Oyj (i)	4,931	27
Orion Oyj, Class B	96	4
Sampo Oyj, Class A	452	22
Stora Enso Oyj, Class R	532	10
UPM-Kymmene Oyj	491	16
Wartsila Oyj Abp	433	4
		140
France (2.1%)
Accor SA (i)	1,839	59
Aeroports de Paris (i)	27	4
Air Liquide SA	435	76
Airbus SE (i)	536	65
Alstom SA	291	7
Amundi SA	57	4
ArcelorMittal SA	606	19
Arkema SA	56	7
AXA SA	1,772	52
BioMerieux	38	4
BNP Paribas SA	4,511	258
Bollore SA	825	4
Bouygues SA	208	7
Bureau Veritas SA	271	8
Capgemini SE	148	33
Carrefour SA	570	12
Cie de Saint-Gobain	468	28
Cie Generale des Etablissements Michelin SCA	154	21
CNP Assurances	161	4
Covivio REIT	49	4
Credit Agricole SA	5,070	61
Danone SA	598	33
Dassault Aviation SA	23	4
Dassault Systemes SE	619	30
Edenred	231	11
Eiffage SA	77	8
Electricite de France SA	434	4
Engie SA	1,691	22
EssilorLuxottica SA	264	48
Eurazeo SE	37	3
Eurofins Scientific SE	122	12
Euronext N.V.	79	7
Faurecia SE	1,177	31
Gecina SA REIT	42	5
Getlink SE	402	7
Hermes International	29	41
Ipsen SA	35	4

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Kering SA	69	44
Klepierre SA REIT	186	5
L’Oreal SA	229	91
La Francaise des Jeux SAEM	87	3
Legrand SA	246	23
LVMH Moet Hennessy Louis Vuitton SE	256	183
Orange SA	1,829	22
Orpea SA	47	2
Pernod Ricard SA	192	42
Publicis Groupe SA	210	13
Remy Cointreau SA	21	4
Renault SA (i)	175	5
Safran SA	315	37
Sanofi	1,028	105
Sartorius Stedim Biotech	26	11
Schneider Electric SE	498	84
SEB SA	25	3
Societe Generale SA	744	20
Sodexo SA	81	7
STMicroelectronics N.V.	624	27
Teleperformance	54	21
Thales SA	99	12
TotalEnergies SE	2,284	116
Ubisoft Entertainment SA (i)	87	4
Unibail-Rodamco-Westfield REIT (i)	114	8
Unibail-Rodamco-Westfield REIT CDI (i)	1,000	4
Valeo	1,931	36
Veolia Environnement SA	602	19
Vinci SA	496	51
Vivendi SE	713	9
Wendel SE	25	3
Worldline SA (i)	222	10
		2,031
Germany (1.3%)
Adidas AG	176	41
Allianz SE (Registered)	377	90
Aroundtown SA	912	5
BASF SE	833	48
Bayer AG (Registered)	873	60
Bayerische Motoren Werke AG	303	26
Bayerische Motoren Werke AG (Preference)	53	4
Bechtle AG	78	4
Beiersdorf AG	91	10
Brenntag SE	142	12
Carl Zeiss Meditec AG	38	6
Commerzbank AG (i)	4,239	32
Continental AG (i)	707	51
Covestro AG	173	9
Daimler AG (Registered)	902	63
Daimler Truck Holding AG (i)	420	12
Delivery Hero SE (i)	152	7
Deutsche Bank AG (Registered) (i)	1,883	24
Deutsche Boerse AG	172	31
Deutsche Lufthansa AG (Registered) (i)	546	4
Deutsche Post AG (Registered)	902	43
Deutsche Telekom AG (Registered)	3,045	57
E.ON SE	2,038	24
Evonik Industries AG	191	5
Fresenius Medical Care AG & Co., KGaA	189	13
Fresenius SE & Co., KGaA	385	14
Fuchs Petrolub SE (Preference)	63	2

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

GEA Group AG	140	6
Hannover Rueck SE (Registered)	55	9
HeidelbergCement AG	135	8
HelloFresh SE (i)	158	7
Henkel AG & Co., KGaA	94	6
Henkel AG & Co., KGaA (Preference)	162	11
Infineon Technologies AG	1,198	41
KION Group AG	67	4
Knorr-Bremse AG	67	5
Lanxess AG	75	3
LEG Immobilien SE	66	8
Merck KGaA	118	25
MTU Aero Engines AG	49	11
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	127	34
Nemetschek SE	55	5
Porsche Automobil Holding SE (Preference)	137	13
Puma SE	97	8
QIAGEN N.V. (i)	210	10
Rational AG	5	3
RWE AG	588	26
SAP SE	951	105
Sartorius AG (Preference)	25	11
Scout24 SE	78	4
Siemens AG (Registered)	699	97
Siemens Energy AG (i)	368	8
Siemens Healthineers AG	258	16
Symrise AG	116	14
Telefonica Deutschland Holding AG	956	3
Uniper SE	83	2
United Internet AG (Registered)	90	3
Volkswagen AG	30	7
Volkswagen AG (Preference)	168	29
Vonovia SE	674	31
Zalando SE (i)	211	11
		1,281
Hong Kong (0.3%)
AIA Group Ltd.	6,965	73
BOC Hong Kong Holdings Ltd.	2,124	8
Budweiser Brewing Co., APAC Ltd.	1,025	3
Chow Tai Fook Jewellery Group Ltd.	1,221	2
CK Asset Holdings Ltd.	1,141	8
CK Hutchison Holdings Ltd.	1,554	11
CK Infrastructure Holdings Ltd.	392	3
CLP Holdings Ltd.	933	9
ESR Cayman Ltd. (i)	1,199	4
Futu Holdings Ltd. ADR (i)	31	1
Galaxy Entertainment Group Ltd.	1,282	8
Hang Lung Properties Ltd.	1,214	2
Hang Seng Bank Ltd.	436	8
Henderson Land Development Co., Ltd.	878	4
HK Electric Investments & HK Electric Investments Ltd.	1,576	1
HKT Trust & HKT Ltd.	2,269	3
Hong Kong & China Gas Co., Ltd.	6,411	8
Hong Kong Exchanges & Clearing Ltd.	688	32
Hongkong Land Holdings Ltd.	704	3
Jardine Matheson Holdings Ltd.	123	7
Link REIT	1,223	10
Melco Resorts & Entertainment Ltd. ADR (i)	131	1
MTR Corp., Ltd.	923	5
New World Development Co. Ltd.	916	4

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Power Assets Holdings Ltd.	821	5
Sands China Ltd. (i)	1,503	3
Sino Land Co., Ltd.	2,005	3
SITC International Holdings Co. Ltd.	804	3
Sun Hung Kai Properties Ltd.	747	9
Swire Pacific Ltd., Class A	284	2
Swire Properties Ltd.	718	2
Techtronic Industries Co., Ltd.	804	13
WH Group Ltd.	5,079	3
Wharf Real Estate Investment Co., Ltd.	1,006	5
Xinyi Glass Holdings Ltd.	1,124	3
		269
Ireland (0.1%)
CRH PLC	715	29
Flutter Entertainment PLC (i)	152	17
Kerry Group PLC, Class A	144	16
Kingspan Group PLC	144	14
Smurfit Kappa Group PLC	226	10
		86
Israel (0.1%)
Azrieli Group Ltd.	40	3
Bank Hapoalim BM	1,078	11
Bank Leumi Le-Israel BM	1,368	15
Check Point Software Technologies Ltd. (i)	100	14
CyberArk Software Ltd. (i)	37	6
Elbit Systems Ltd.	25	5
Fiverr International Ltd. (i)	28	2
ICL Group Ltd.	669	8
Inmode Ltd. (i)	47	2
Israel Discount Bank Ltd., Class A	1,105	7
Kornit Digital Ltd. (i)	44	4
Mizrahi Tefahot Bank Ltd.	133	5
Nice Ltd. (i)	59	13
Teva Pharmaceutical Industries Ltd. ADR (i)	1,039	10
Wix.com Ltd. (i)	53	5
		110
Italy (0.5%)
Amplifon SpA	113	5
Assicurazioni Generali SpA	1,006	23
Atlantia SpA (i)	451	9
CNH Industrial N.V.	934	15
Davide Campari-Milano N.V.	474	5
DiaSorin SpA	23	4
Enel SpA	7,372	49
Eni SpA	2,283	33
EXOR N.V.	99	8
Ferrari N.V.	116	25
FinecoBank Banca Fineco SpA	561	9
Infrastrutture Wireless Italiane SpA	302	3
Intesa Sanpaolo SpA	69,336	159
Iveco Group N.V. (i)	186	1
Mediobanca Banca di Credito Finanziario SpA	2,562	26
Moncler SpA	189	10
Nexi SpA (i)	432	5
Poste Italiane SpA	473	5
Prysmian SpA	230	8
Recordati Industria Chimica e Farmaceutica SpA	96	5
Snam SpA	1,836	11

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Stellantis N.V.	1,829	30
Telecom Italia SpA (Milano)	9,001	3
Tenaris SA	426	6
Terna - Rete Elettrica Nazionale	1,274	11
UniCredit SpA	1,918	21
		489
Japan (0.3%)
Aisin Corp.	1,299	44
Denso Corp.	1,193	76
Koito Manufacturing Co., Ltd.	961	39
Stanley Electric Co., Ltd.	1,900	36
Sumitomo Electric Industries Ltd.	4,038	48
		243
Netherlands (0.8%)
ABN Amro Bank N.V. CVA	1,697	22
Adyen N.V. (i)	19	38
Aegon N.V.	1,631	9
Akzo Nobel N.V.	171	15
ASM International N.V.	43	16
ASML Holding N.V.	382	255
Basic-Fit N.V. (i)	788	35
Coca-Cola Europacific Partners PLC	187	9
Heineken Holding N.V.	105	8
Heineken N.V.	236	22
IMCD N.V.	54	9
ING Groep N.V.	16,424	171
InPost SA (i)	189	1
JDE Peet’s N.V.	91	2
Just Eat Takeaway.com N.V (i)	168	6
Koninklijke Ahold Delhaize N.V.	952	31
Koninklijke DSM N.V.	160	29
Koninklijke KPN N.V.	3,062	11
Koninklijke Philips N.V.	846	26
NN Group N.V.	246	12
Prosus N.V.	865	47
Randstad N.V.	109	6
Universal Music Group N.V.	661	18
Wolters Kluwer N.V.	246	26
		824
New Zealand (0.0%) (a)
Auckland International Airport Ltd. (i)	1,200	7
Fisher & Paykel Healthcare Corp., Ltd.	543	9
Mercury NZ Ltd.	629	3
Meridian Energy Ltd.	1,230	4
Ryman Healthcare Ltd.	396	3
Spark New Zealand Ltd.	1,717	5
		31
Norway (0.1%)
Adevinta ASA (i)	246	2
Aker BP ASA	109	4
DNB Bank ASA	802	18
Equinor ASA	853	32
Gjensidige Forsikring ASA	173	4
Mowi ASA	379	10
Norsk Hydro ASA	1,161	11
Orkla ASA	648	6
Schibsted ASA, Class A	70	2

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Schibsted ASA, Class B	95	2
Telenor ASA	609	9
Yara International ASA	142	7
		107
Portugal (0.0%) (a)
EDP - Energias de Portugal SA	2,636	13
EDP Renovaveis SA	274	7
Galp Energia SGPS SA	471	6
Jeronimo Martins SGPS SA	265	6
		32
Russia (0.0%)
Raspadskaya OJSC (f)(i)	197	—

Singapore (0.1%)
Ascendas REIT	1,601	3
CapitaLand Integrated Commercial Trust REIT	2,295	4
Capitaland Investment Ltd. (i)	1,330	4
City Developments Ltd.	100	1
DBS Group Holdings Ltd.	801	21
Genting Singapore Ltd.	2,300	1
Keppel Corp., Ltd.	715	3
Mapletree Commercial Trust REIT	900	1
Mapletree Logistics Trust REIT	1,400	2
Oversea-Chinese Banking Corp., Ltd.	1,601	15
Singapore Airlines Ltd. (i)	715	3
Singapore Exchange Ltd.	300	2
Singapore Technologies Engineering Ltd.	801	2
Singapore Telecommunications Ltd.	3,990	8
United Overseas Bank Ltd.	715	17
UOL Group Ltd.	100	1
Venture Corp. Ltd.	100	1
Wilmar International Ltd.	887	3
		92
South Africa (0.0%) (a)
Nedbank Group Ltd.	249	4
Old Mutual Ltd.	7,755	7
Thungela Resources Ltd. (i)	132	2
		13
Spain (0.7%)
ACS Actividades de Construccion y Servicios SA	223	6
Aena SME SA (i)	68	11
Amadeus IT Group SA (i)	412	27
Banco Bilbao Vizcaya Argentaria SA	28,120	161
Banco Santander SA	71,612	244
CaixaBank SA	18,320	62
Cellnex Telecom SA	466	22
Enagas SA	227	5
Endesa SA	291	6
Ferrovial SA	446	12
Grifols SA	274	5
Iberdrola SA	5,303	58
Industria de Diseno Textil SA	984	22
Melia Hotels International SA (i)	1,414	11
Naturgy Energy Group SA	178	5
Red Electrica Corp., SA	394	8
Repsol SA	1,321	17
Siemens Gamesa Renewable Energy SA (i)	220	4

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Telefonica SA	4,793	23
		709
Sweden (0.5%)
Alfa Laval AB	277	10
Assa Abloy AB, Class B	879	24
Atlas Copco AB, Class A	593	31
Atlas Copco AB, Class B	344	16
Boliden AB	242	12
Electrolux AB	205	3
Embracer Group AB (i)	444	4
Epiroc AB, Class A	590	13
Epiroc AB, Class B	346	6
EQT AB	265	10
Essity AB, Class B	528	12
Evolution AB	152	15
Fastighets AB Balder, Class B (i)	94	6
Getinge AB, Class B	205	8
Hennes & Mauritz AB, Class B	640	9
Hexagon AB, Class B	1,775	25
Husqvarna AB, Class B	387	4
Industrivarden AB, Class A	122	3
Industrivarden AB, Class C	154	4
Investment AB Latour, Class B	138	4
Investor AB, Class A	442	10
Investor AB, Class B	1,610	35
Kinnevik AB, Class B (i)	215	6
L E Lundbergforetagen AB, Class B	70	4
Lifco AB, Class B	215	5
Lundin Energy AB	180	8
Nibe Industrier AB, Class B	1,276	14
Nordea Bank Abp	2,849	29
Sagax AB	153	5
Sandvik AB	998	21
Securitas AB, Class B	287	3
Sinch AB (i)	527	4
Skandinaviska Enskilda Banken AB, Class A	1,427	15
Skanska AB, Class B	305	7
SKF AB, Class B	338	6
Svenska Cellulosa AB SCA, Class B	531	10
Svenska Handelsbanken AB, Class A	1,291	12
Swedbank AB, Class A	797	12
Swedish Match AB	1,300	10
Tele2 AB, Class B	455	7
Telefonaktiebolaget LM Ericsson, Class B	2,559	23
Telia Co., AB	2,333	9
Volvo AB, Class A	186	4
Volvo AB, Class B	1,273	24
		502
Switzerland (1.5%)
ABB Ltd. (Registered)	1,471	48
Adecco Group AG (Registered)	142	6
Alcon, Inc.	457	36
Bachem Holding AG	6	3
Baloise Holding AG (Registered)	42	8
Barry Callebaut AG (Registered)	3	7
Chocoladefabriken Lindt & Sprungli AG	1	12
Cie Financiere Richemont SA (Registered)	465	59
Clariant AG (Registered)	196	3
Credit Suisse Group AG (Registered)	2,374	19
EMS-Chemie Holding AG (Registered)	6	6

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Geberit AG (Registered)	32	20
Givaudan SA (Registered)	8	33
Holcim Ltd. (Registered)	464	23
Julius Baer Group Ltd.	201	12
Kuehne & Nagel International AG (Registered)	49	14
Logitech International SA (Registered)	157	12
Lonza Group AG (Registered)	68	49
Nestle SA (Registered)	2,507	326
Novartis AG (Registered)	1,963	172
Partners Group Holding AG	21	26
Roche Holding AG	28	12
Roche Holding AG (Genusschein)	624	247
Schindler Holding AG	38	8
Schindler Holding AG (Registered)	18	4
SGS SA (Registered)	5	14
Sika AG (Registered)	127	42
Sonova Holding AG (Registered)	49	20
Straumann Holding AG (Registered)	9	14
Swatch Group AG (The)	26	7
Swatch Group AG (The) (Registered)	48	3
Swiss Life Holding AG (Registered)	28	18
Swiss Prime Site AG (Registered)	70	7
Swiss Re AG	269	26
Swisscom AG (Registered)	24	14
Temenos AG (Registered)	62	6
UBS Group AG (Registered)	3,151	62
VAT Group AG	24	9
Vifor Pharma AG	46	8
Zurich Insurance Group AG	134	66
		1,481
United Kingdom (2.4%)
3i Group PLC	900	16
Aberdeen PLC	1,996	6
Admiral Group PLC	177	6
Anglo American PLC	1,199	62
Antofagasta PLC	366	8
Ashtead Group PLC	414	26
Associated British Foods PLC	325	7
AstraZeneca PLC	1,447	192
Auto Trader Group PLC	883	7
AVEVA Group PLC	119	4
Aviva PLC	3,568	21
BAE Systems PLC	2,947	28
Barclays PLC	15,408	30
Barratt Developments PLC	938	6
Berkeley Group Holdings PLC	102	5
BP PLC	18,306	90
British American Tobacco PLC	1,958	82
British Land Co., PLC (The) REIT	807	6
BT Group PLC	8,081	19
Bunzl PLC	316	12
Burberry Group PLC	370	8
Coca-Cola HBC AG	185	4
Compass Group PLC	1,659	36
Croda International PLC	128	13
DCC PLC	90	7
Diageo PLC	2,140	108
Entain PLC (i)	560	12
Evraz PLC	464	—
Experian PLC	857	33
Ferguson PLC	203	27

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

G4S PLC	2,164	7
GlaxoSmithKline PLC	4,613	100
Glencore PLC	9,111	59
Halma PLC	356	12
Hargreaves Lansdown PLC	327	4
Hikma Pharmaceuticals PLC	170	5
HSBC Holdings PLC	18,760	128
Imperial Brands PLC	866	18
Informa PLC (i)	1,380	11
InterContinental Hotels Group PLC	1,353	91
Intertek Group PLC	150	10
Intu Properties PLC REIT (i)	1,268	—	@
J Sainsbury PLC	1,616	5
JD Sports Fashion PLC	2,402	5
Johnson Matthey PLC	189	5
Kingfisher PLC	1,974	7
Land Securities Group PLC REIT	643	7
Legal & General Group PLC	5,465	19
Lloyds Banking Group PLC	65,150	40
London Stock Exchange Group PLC	299	31
M&G PLC	2,381	7
Melrose Industries PLC	4,086	7
Mondi PLC	446	9
National Grid PLC	3,317	51
Natwest Group PLC	5,302	15
Next PLC	127	10
Ocado Group PLC (i)	451	7
Paragon Offshore PLC (i)	67	—
Pearson PLC	691	7
Persimmon PLC	295	8
Phoenix Group Holdings PLC	590	5
Prudential PLC	2,392	35
Reckitt Benckiser Group PLC	656	50
RELX PLC	1,792	56
Rentokil Initial PLC	1,763	12
Rio Tinto PLC	1,026	82
Rolls-Royce Holdings PLC (i)	7,850	10
Sage Group PLC (The)	959	9
Schroders PLC	121	5
Segro PLC REIT	1,110	19
Severn Trent PLC	231	9
Shell PLC	6,698	184
Smith & Nephew PLC	812	13
Smiths Group PLC	365	7
Spirax-Sarco Engineering PLC	68	11
SSE PLC	965	22
St. James’s Place PLC	493	9
Standard Chartered PLC	2,420	16
Taylor Wimpey PLC	3,371	6
Tesco PLC	7,064	26
Unilever PLC CVA	2,370	108
United Utilities Group PLC	628	9
Virgin Money UK PLC	888	2
Vodafone Group PLC	25,387	42
Whitbread PLC (i)	1,494	56
WPP PLC	1,097	14
		2,383
United States (21.0%)
10X Genomics, Inc., Class A (i)	38	3
3M Co.	270	40
Abbott Laboratories	823	97

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

AbbVie, Inc.	815	132
ABIOMED, Inc. (i)	21	7
Accenture PLC, Class A	291	98
Activision Blizzard, Inc.	373	30
Adobe, Inc. (i)	216	98
Advance Auto Parts, Inc.	30	6
Advanced Micro Devices, Inc. (i)	768	84
AES Corp. (The)	323	8
Affirm Holdings, Inc. (i)	47	2
Aflac, Inc.	297	19
Agilent Technologies, Inc.	141	19
AGNC Investment Corp. REIT	255	3
Air Products & Chemicals, Inc.	103	26
Airbnb, Inc., Class A (i)	113	19
Akamai Technologies, Inc. (i)	78	9
Albemarle Corp.	55	12
Alexandria Real Estate Equities, Inc. REIT	67	13
Align Technology, Inc. (i)	36	16
Alleghany Corp. (i)	6	5
Allegion PLC	43	5
Alliant Energy Corp.	119	7
Allstate Corp. (The)	137	19
Ally Financial, Inc.	173	8
Alnylam Pharmaceuticals, Inc. (i)	55	9
Alphabet, Inc., Class A (i)	140	389
Alphabet, Inc., Class C (i)	135	377
Altria Group, Inc.	851	44
Amazon.com, Inc. (i)	217	707
AMC Entertainment Holdings, Inc., Class A (i)	273	7
Amcor PLC	740	8
AMERCO	5	3
Ameren Corp.	120	11
American Electric Power Co., Inc.	233	23
American Express Co.	318	59
American Financial Group, Inc.	34	5
American International Group, Inc.	402	25
American Tower Corp. REIT	210	53
American Water Works Co., Inc.	85	14
Ameriprise Financial, Inc.	54	16
AmerisourceBergen Corp.	73	11
AMETEK, Inc.	107	14
Amgen, Inc.	268	65
Amphenol Corp., Class A	276	21
Analog Devices, Inc.	253	42
Annaly Capital Management, Inc. REIT	700	5
ANSYS, Inc. (i)	41	13
Anthem, Inc.	113	56
AO Smith Corp.	64	4
Aon PLC, Class A	106	35
Apollo Global Management, Inc.	155	10
Apple, Inc.	7,647	1,335
Applied Materials, Inc.	424	56
Aptiv PLC (i)	879	105
Aramark	112	4
Arch Capital Group Ltd. (i)	190	9
Archer-Daniels-Midland Co.	261	24
Arista Networks, Inc. (i)	106	15
Arrow Electronics, Inc. (i)	34	4
Arthur J Gallagher & Co.	96	17
Asana, Inc., Class A (i)	38	2
Assurant, Inc.	29	5
AT&T, Inc.	3,344	79
Atmos Energy Corp.	64	8

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Autodesk, Inc. (i)	102	22
Autoliv, Inc.	531	41
Automatic Data Processing, Inc.	197	45
AutoZone, Inc. (i)	10	20
Avalara, Inc. (i)	43	4
AvalonBay Communities, Inc. REIT	65	16
Avantor, Inc. (i)	254	9
Avery Dennison Corp.	40	7
Baker Hughes Co.	384	14
Ball Corp.	152	14
Bank of America Corp.	3,555	147
Bank of New York Mellon Corp. (The)	384	19
Bath & Body Works, Inc.	126	6
Baxter International, Inc.	234	18
Becton Dickinson & Co.	135	36
Bentley Systems, Inc., Class B	83	4
Berkshire Hathaway, Inc., Class B (i)	615	217
Best Buy Co., Inc.	106	10
Bill.Com Holdings, Inc. (i)	36	8
Bio-Rad Laboratories, Inc., Class A (i)	11	6
Bio-Techne Corp.	18	8
Biogen, Inc. (i)	70	15
BioMarin Pharmaceutical, Inc. (i)	90	7
Black Knight, Inc. (i)	75	4
BlackRock, Inc.	71	54
Blackstone Group, Inc. (The)	321	41
Block, Inc. (i)	37	5
Block, Inc., Class A (i)	192	26
Boeing Co. (The) (i)	265	51
Booking Holdings, Inc. (i)	19	45
Booz Allen Hamilton Holding Corp.	65	6
BorgWarner, Inc.	1,412	55
Boston Properties, Inc. REIT	72	9
Boston Scientific Corp. (i)	671	30
Bristol-Myers Squibb Co.	1,049	77
Broadcom, Inc.	178	112
Broadridge Financial Solutions, Inc.	55	9
Brown & Brown, Inc.	116	8
Brown-Forman Corp., Class B	144	10
Bunge Ltd.	67	7
Burlington Stores, Inc. (i)	32	6
Cable One, Inc.	3	4
Cadence Design Systems, Inc. (i)	127	21
Caesars Entertainment, Inc. (i)	101	8
Camden Property Trust REIT	48	8
Campbell Soup Co.	92	4
Capital One Financial Corp.	208	27
Cardinal Health, Inc.	141	8
Carlyle Group, Inc. (The)	77	4
CarMax, Inc. (i)	78	8
Carnival Corp. (i)	402	8
Carrier Global Corp.	389	18
Carvana Co. (i)	36	4
Catalent, Inc. (i)	83	9
Caterpillar, Inc.	257	57
Cboe Global Markets, Inc.	50	6
CBRE Group, Inc., Class A (i)	157	14
CDW Corp.	65	12
Celanese Corp.	53	8
Centene Corp. (i)	261	22
CenterPoint Energy, Inc.	282	9
Ceridian HCM Holding, Inc. (i)	66	5
Cerner Corp.	140	13

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

CF Industries Holdings, Inc.	100	10
CH Robinson Worldwide, Inc.	62	7
Charles River Laboratories International, Inc. (i)	23	7
Charles Schwab Corp. (The)	681	57
Charter Communications, Inc., Class A (i)	60	33
Cheniere Energy, Inc.	113	16
Chevron Corp.	910	148
Chewy, Inc., Class A (i)	51	2
Chipotle Mexican Grill, Inc. (i)	14	22
Choice Hotels International, Inc.	360	51
Chubb Ltd.	204	44
Church & Dwight Co., Inc.	115	11
Cigna Corp.	158	38
Cincinnati Financial Corp.	73	10
Cintas Corp.	43	18
Cisco Systems, Inc.	1,925	107
Citigroup, Inc.	975	52
Citizens Financial Group, Inc.	201	9
Citrix Systems, Inc.	60	6
Clarivate PLC (i)	182	3
Clorox Co. (The)	58	8
Cloudflare, Inc., Class A (i)	113	14
CME Group, Inc.	168	40
CMS Energy Corp.	134	9
Coca-Cola Co. (The)	1,885	117
Cognex Corp.	85	7
Cognizant Technology Solutions Corp., Class A	243	22
Coinbase Global, Inc., Class A (i)	18	3
Colgate-Palmolive Co.	369	28
Comcast Corp., Class A	2,128	100
Conagra Brands, Inc.	230	8
ConocoPhillips	2,354	235
Consolidated Edison, Inc.	164	16
Constellation Brands, Inc., Class A	78	18
Constellation Energy Corp.	154	9
Cooper Cos., Inc. (The)	23	10
Copart, Inc. (i)	100	13
Corning, Inc.	379	14
Corteva, Inc.	345	20
CoStar Group, Inc. (i)	186	12
Costco Wholesale Corp.	196	113
Coterra Energy, Inc.	1,431	39
Coupa Software, Inc. (i)	37	4
Crowdstrike Holdings, Inc., Class A (i)	90	20
Crown Castle International Corp. REIT	199	37
Crown Holdings, Inc.	61	8
CSX Corp.	1,053	39
Cummins, Inc.	67	14
CVS Health Corp.	610	62
Danaher Corp.	300	88
Darden Restaurants, Inc.	60	8
Datadog, Inc., Class A (i)	90	14
DaVita, Inc. (i)	32	4
Deere & Co.	138	57
Dell Technologies, Inc., Class C (i)	133	7
Delta Air Lines, Inc. (i)	84	3
Dentsply Sirona, Inc.	104	5
Devon Energy Corp.	1,152	68
DexCom, Inc. (i)	45	23
Diamondback Energy, Inc.	314	43
Digital Realty Trust, Inc. REIT	131	19
Discover Financial Services	138	15
Discovery, Inc., Class A (i)	88	2

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Discovery, Inc., Class C (i)	153	4
DISH Network Corp., Class A (i)	118	4
DocuSign, Inc. (i)	93	10
Dollar General Corp.	109	24
Dollar Tree, Inc. (i)	103	16
Dominion Energy, Inc.	377	32
Domino’s Pizza, Inc.	18	7
DoorDash, Inc., Class A (i)	53	6
Dover Corp.	67	11
Dow, Inc.	348	22
DR Horton, Inc.	158	12
DraftKings, Inc., Class A (i)	161	3
Dropbox, Inc., Class A (i)	152	4
DTE Energy Co.	92	12
Duke Energy Corp.	355	40
Duke Realty Corp. REIT	176	10
DuPont de Nemours, Inc.	242	18
Dynatrace, Inc. (i)	89	4
Eastman Chemical Co.	65	7
Eaton Corp., PLC	184	28
eBay, Inc.	304	17
Ecolab, Inc.	120	21
Edison International	175	12
Edwards Lifesciences Corp. (i)	290	34
Elanco Animal Health, Inc. (i)	206	5
Electronic Arts, Inc.	132	17
Eli Lilly & Co.	379	109
Emerson Electric Co.	279	27
Enphase Energy, Inc. (i)	59	12
Entegris, Inc.	64	8
Entergy Corp.	95	11
EOG Resources, Inc.	276	33
EPAM Systems, Inc. (i)	26	8
Equifax, Inc.	56	13
Equinix, Inc. REIT	42	31
Equitable Holdings, Inc.	179	6
Equity Lifestyle Properties, Inc. REIT	83	6
Equity Residential REIT	166	15
Erie Indemnity Co., Class A	13	2
Essential Utilities, Inc.	112	6
Essex Property Trust, Inc. REIT	30	10
Estee Lauder Cos., Inc. (The), Class A	107	29
Etsy, Inc. (i)	61	8
Everest Re Group Ltd.	19	6
Evergy, Inc.	109	7
Eversource Energy	161	14
Exact Sciences Corp. (i)	83	6
Exelon Corp.	451	21
Expedia Group, Inc. (i)	69	14
Expeditors International of Washington, Inc.	80	8
Extra Space Storage, Inc. REIT	62	13
Exxon Mobil Corp.	1,984	164
F5 Networks, Inc. (i)	29	6
Factset Research Systems, Inc.	18	8
Fair Isaac Corp. (i)	14	7
Fastenal Co.	266	16
FedEx Corp.	118	27
Fidelity National Financial, Inc.	130	6
Fidelity National Information Services, Inc.	497	50
Fifth Third Bancorp	325	14
First Republic Bank	83	13
FirstEnergy Corp.	252	12
Fiserv, Inc. (i)	279	28

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

FleetCor Technologies, Inc. (i)	38	9
FMC Corp.	61	8
Ford Motor Co.	1,762	30
Fortinet, Inc. (i)	62	21
Fortive Corp.	160	10
Fortune Brands Home & Security, Inc.	67	5
Fox Corp., Class A	155	6
Fox Corp., Class B	79	3
Franklin Resources, Inc.	143	4
Freeport-McMoRan, Inc.	692	34
Garmin Ltd.	73	9
Gartner, Inc. (i)	39	12
Generac Holdings, Inc. (i)	30	9
General Dynamics Corp.	111	27
General Electric Co.	518	47
General Mills, Inc.	281	19
General Motors Co. (i)	591	26
Genuine Parts Co.	68	9
Gilead Sciences, Inc.	588	35
Global Payments, Inc.	139	19
Globe Life, Inc.	46	5
GoDaddy, Inc., Class A (i)	80	7
Goldman Sachs Group, Inc. (The)	161	53
Guidewire Software, Inc. (i)	38	4
Halliburton Co.	418	16
Hartford Financial Services Group, Inc. (The)	162	12
Hasbro, Inc.	63	5
HCA Healthcare, Inc.	120	30
Healthpeak Properties, Inc. REIT	260	9
HEICO Corp.	20	3
HEICO Corp., Class A	35	4
Henry Schein, Inc. (i)	67	6
Hershey Co. (The)	67	15
Hess Corp.	131	14
Hewlett Packard Enterprise Co.	618	10
Hilton Grand Vacations, Inc. (i)	761	40
Hilton Worldwide Holdings, Inc. (i)	1,929	293
Hologic, Inc. (i)	122	9
Home Depot, Inc. (The)	492	147
Honeywell International, Inc.	318	62
Horizon Therapeutics PLC (i)	101	11
Hormel Foods Corp.	141	7
Host Hotels & Resorts, Inc. REIT	348	7
Howmet Aerospace, Inc.	185	7
HP, Inc.	560	20
HubSpot, Inc. (i)	20	10
Humana, Inc.	59	26
Huntington Bancshares, Inc.	697	10
Huntington Ingalls Industries, Inc.	19	4
Hyatt Hotels Corp., Class A (i)	707	67
IAC/InterActiveCorp (i)	39	4
IDEX Corp.	36	7
IDEXX Laboratories, Inc. (i)	40	22
Illinois Tool Works, Inc.	147	31
Illumina, Inc. (i)	68	24
Incyte Corp. (i)	93	7
Ingersoll Rand, Inc.	190	10
Insulet Corp. (i)	33	9
Intel Corp.	1,900	94
Intercontinental Exchange, Inc.	262	35
International Business Machines Corp.	419	54
International Flavors & Fragrances, Inc.	117	15
International Paper Co.	179	8

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Interpublic Group of Cos., Inc. (The)	187	7
Intuit, Inc.	127	61
Intuitive Surgical, Inc. (i)	165	50
Invesco Ltd.	167	4
Invitation Homes, Inc. REIT	268	11
IPG Photonics Corp. (i)	18	2
IQVIA Holdings, Inc. (i)	90	21
Iron Mountain, Inc. REIT	215	12
Jack Henry & Associates, Inc.	35	7
Jackson Financial, Inc., Class A	64	3
Jacobs Engineering Group, Inc.	62	9
Jazz Pharmaceuticals PLC (i)	30	5
JB Hunt Transport Services, Inc.	40	8
JM Smucker Co. (The)	51	7
Johnson & Johnson	1,235	219
Johnson Controls International PLC	333	22
JPMorgan Chase & Co.	1,400	191
Juniper Networks, Inc.	152	6
Kellogg Co.	122	8
Keurig Dr Pepper, Inc.	327	12
KeyCorp	448	10
Keysight Technologies, Inc. (i)	87	14
Kimberly-Clark Corp.	157	19
Kinder Morgan, Inc.	958	18
KKR & Co., Inc.	246	14
KLA Corp.	72	26
Knight-Swift Transportation Holdings, Inc.	75	4
Kraft Heinz Co. (The)	312	12
Kroger Co. (The)	326	19
L3Harris Technologies, Inc.	94	23
Laboratory Corp. of America Holdings (i)	43	11
Lam Research Corp.	65	35
Las Vegas Sands Corp. (i)	167	6
Lear Corp.	356	51
Leidos Holdings, Inc.	65	7
Lennar Corp., Class A	128	10
Lennox International, Inc.	16	4
Liberty Broadband Corp., Class A (i)	13	2
Liberty Broadband Corp., Class C (i)	68	9
Liberty Global PLC, Class A (i)	81	2
Liberty Global PLC Series C (i)	164	4
Liberty Media Corp-Liberty SiriusXM, Class A (i)	43	2
Liberty Media Corp-Liberty SiriusXM, Class C (i)	81	4
Liberty Media Corp.-Liberty Formula One, Class C (i)	93	6
Lincoln National Corp.	87	6
Linde PLC	240	77
Live Nation Entertainment, Inc. (i)	79	9
LKQ Corp.	133	6
Lockheed Martin Corp.	116	51
Loews Corp.	104	7
Lowe’s Cos., Inc.	322	65
Lucid Group, Inc. (i)	189	5
Lululemon Athletica, Inc. (i)	55	20
Lumen Technologies, Inc.	454	5
Lyft, Inc., Class A (i)	129	5
LyondellBasell Industries N.V., Class A	125	13
M&T Bank Corp.	60	10
Marathon Oil Corp.	1,009	25
Marathon Petroleum Corp.	300	26
Markel Corp. (i)	6	9
MarketAxess Holdings, Inc.	18	6
Marriott International, Inc., Class A (i)	2,222	391
Marriott Vacations Worldwide Corp.	273	43

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Marsh & McLennan Cos., Inc.	235	40
Martin Marietta Materials, Inc.	29	11
Marvell Technology, Inc.	388	28
Masco Corp.	118	6
Masimo Corp. (i)	25	4
Mastercard, Inc., Class A	407	145
Match Group, Inc. (i)	124	13
McCormick & Co., Inc.	115	11
McDonald’s Corp.	347	86
McKesson Corp.	72	22
Medical Properties Trust, Inc. REIT	286	6
Medtronic PLC	633	70
MercadoLibre, Inc. (i)	20	24
Merck & Co., Inc.	1,190	98
Meta Platforms, Inc., Class A (i)	1,114	248
MetLife, Inc.	341	24
Mettler-Toledo International, Inc. (i)	11	15
MGM Resorts International	187	8
Microchip Technology, Inc.	256	19
Micron Technology, Inc.	528	41
Microsoft Corp.	3,270	1,008
Mid-America Apartment Communities, Inc. REIT	55	12
Moderna, Inc. (i)	172	30
Mohawk Industries, Inc. (i)	29	4
Molina Healthcare, Inc. (i)	27	9
Molson Coors Beverage Co., Class B	91	5
Mondelez International, Inc., Class A	643	40
MongoDB, Inc. (i)	28	12
Monolithic Power Systems, Inc.	20	10
Monster Beverage Corp. (i)	184	15
Moody’s Corp.	78	26
Mosaic Co. (The)	176	12
Motorola Solutions, Inc.	77	19
MSCI, Inc.	39	20
Nasdaq, Inc.	56	10
NetApp, Inc.	108	9
Netflix, Inc. (i)	208	78
Neurocrine Biosciences, Inc. (i)	47	4
Newell Brands, Inc.	186	4
Newmont Corp. (NYSE)	184	15
Newmont Corp.	375	30
News Corp., Class A	189	4
NextEra Energy, Inc.	912	77
NIKE, Inc., Class B	595	80
NiSource, Inc.	188	6
Nordson Corp.	25	6
Norfolk Southern Corp.	114	33
Northern Trust Corp.	92	11
Northrop Grumman Corp.	71	32
NortonLifeLock, Inc.	276	7
Novavax, Inc. (i)	39	3
Novocure Ltd. (i)	46	4
NRG Energy, Inc.	116	4
Nucor Corp.	137	20
NVIDIA Corp.	1,181	322
NVR, Inc. (i)	2	9
NXP Semiconductors N.V.	125	23
O’Reilly Automotive, Inc. (i)	31	21
Oak Street Health, Inc. (i)	52	1
Occidental Petroleum Corp.	441	25
Okta, Inc. (i)	59	9
Old Dominion Freight Line, Inc.	46	14
Omnicom Group, Inc.	100	8

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

ON Semiconductor Corp. (i)	198	12
ONEOK, Inc.	208	15
Oracle Corp.	674	56
Otis Worldwide Corp.	190	15
Ovintiv, Inc.	72	4
Owens Corning	50	5
PACCAR, Inc.	162	14
Packaging Corp. of America	46	7
Palantir Technologies, Inc., Class A (i)	778	11
Palo Alto Networks, Inc. (i)	45	28
Paramount Global, Class B	292	11
Parker Hannifin Corp.	59	17
Paychex, Inc.	150	20
Paycom Software, Inc. (i)	24	8
PayPal Holdings, Inc. (i)	531	61
PDC Energy, Inc.	122	9
Peloton Interactive, Inc., Class A (i)	141	4
Pentair PLC	79	4
PepsiCo, Inc.	640	107
PerkinElmer, Inc.	54	9
Pfizer, Inc.	2,598	134
PG&E Corp. (i)	726	9
Philip Morris International, Inc.	722	68
Phillips 66	206	18
Pinterest, Inc., Class A (i)	276	7
Pioneer Natural Resources Co.	431	108
Plug Power, Inc. (i)	256	7
PNC Financial Services Group, Inc. (The)	199	37
Pool Corp.	19	8
PPG Industries, Inc.	111	15
PPL Corp.	359	10
Principal Financial Group, Inc.	128	9
Procter & Gamble Co. (The)	1,124	172
Progressive Corp. (The)	274	31
ProLogis, Inc. REIT	344	56
Prudential Financial, Inc.	180	21
PTC, Inc. (i)	54	6
Public Service Enterprise Group, Inc.	235	16
Public Storage REIT	73	28
Pulte Group, Inc.	124	5
Qorvo, Inc. (i)	55	7
QUALCOMM, Inc.	526	80
Quest Diagnostics, Inc.	58	8
Raymond James Financial, Inc.	90	10
Raytheon Technologies Corp.	708	70
Realty Income Corp. REIT	279	19
Regency Centers Corp. REIT	74	5
Regeneron Pharmaceuticals, Inc. (i)	49	34
Regions Financial Corp.	450	10
Republic Services, Inc.	103	14
ResMed, Inc.	69	17
RingCentral, Inc., Class A (i)	38	4
Rivian Automotive, Inc., Class A (i)	85	4
Robert Half International, Inc.	54	6
Rockwell Automation, Inc.	54	15
Roku, Inc. (i)	56	7
Rollins, Inc.	107	4
Roper Technologies, Inc.	50	24
Ross Stores, Inc.	166	15
Royal Caribbean Cruises Ltd. (i)	110	9
Royalty Pharma PLC, Class A	166	6
RPM International, Inc.	62	5
S&P Global, Inc.	164	67

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

salesforce.com, Inc. (i)	491	104
SBA Communications Corp. REIT	51	18
Schlumberger N.V.	653	27
Seagate Technology Holdings PLC	96	9
Seagen, Inc. (i)	65	9
Sealed Air Corp.	71	5
SEI Investments Co.	58	3
Sempra Energy	149	25
Sensata Technologies Holding PLC (i)	76	4
ServiceNow, Inc. (i)	91	51
Sherwin-Williams Co. (The)	116	29
Signature Bank	30	9
Simon Property Group, Inc. REIT	155	20
Sirius XM Holdings, Inc.	520	3
Skyworks Solutions, Inc.	77	10
Snap, Inc., Class A (i)	507	18
Snap-On, Inc.	26	5
Snowflake, Inc., Class A (i)	97	22
SoFi Technologies, Inc. (i)	257	2
SolarEdge Technologies, Inc. (i)	25	8
Southern Co. (The)	491	36
Southwest Airlines Co. (i)	75	3
Splunk, Inc. (i)	80	12
SS&C Technologies Holdings, Inc.	110	8
Stanley Black & Decker, Inc.	75	10
Starbucks Corp.	546	50
State Street Corp.	172	15
Steel Dynamics, Inc.	100	8
Steris PLC	48	12
Stryker Corp.	160	43
Sun Communities, Inc. REIT	55	10
Sunrun, Inc. (i)	91	3
SVB Financial Group (i)	28	16
Synchrony Financial	268	9
Synopsys, Inc. (i)	70	23
Sysco Corp.	240	20
T Rowe Price Group, Inc.	109	16
T-Mobile US, Inc. (i)	290	37
Take-Two Interactive Software, Inc. (i)	56	9
Target Corp.	229	49
TE Connectivity Ltd.	150	20
Teladoc Health, Inc. (i)	68	5
Teledyne Technologies, Inc. (i)	21	10
Teleflex, Inc.	22	8
Teradyne, Inc.	79	9
Tesla, Inc. (i)	388	418
Texas Instruments, Inc.	431	79
Textron, Inc.	106	8
Thermo Fisher Scientific, Inc.	183	108
TJX Cos., Inc. (The)	561	34
Tractor Supply Co.	55	13
Trade Desk, Inc. (The), Class A (i)	204	14
Tradeweb Markets, Inc., Class A	50	4
Trane Technologies PLC	111	17
TransDigm Group, Inc. (i)	24	16
TransUnion	92	10
Travelers Cos., Inc. (The)	116	21
Trimble, Inc. (i)	122	9
Truist Financial Corp.	628	36
Twilio, Inc., Class A (i)	77	13
Twitter, Inc. (i)	384	15
Tyler Technologies, Inc. (i)	19	8
Tyson Foods, Inc., Class A	137	12

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Uber Technologies, Inc. (i)	581	21
UDR, Inc. REIT	143	8
UGI Corp.	100	4
Ulta Beauty, Inc. (i)	24	10
Union Pacific Corp.	304	83
United Parcel Service, Inc., Class B	336	72
United Rentals, Inc. (i)	35	12
UnitedHealth Group, Inc.	442	225
Unity Software, Inc. (i)	29	3
Universal Health Services, Inc., Class B	37	5
Upstart Holdings, Inc. (i)	11	1
US Bancorp	655	35
Vail Resorts, Inc.	19	5
Valero Energy Corp.	192	19
Veeva Systems, Inc., Class A (i)	65	14
Ventas, Inc. REIT	184	11
VeriSign, Inc. (i)	48	11
Verisk Analytics, Inc.	71	15
Verizon Communications, Inc.	3,970	202
Vertex Pharmaceuticals, Inc. (i)	122	32
VF Corp.	160	9
Viatris, Inc.	581	6
VICI Properties, Inc. REIT	295	8
Visa, Inc., Class A	783	174
Vistra Corp.	209	5
VMware, Inc., Class A	98	11
Vornado Realty Trust REIT	81	4
Vulcan Materials Co.	61	11
Walgreens Boots Alliance, Inc.	342	15
Walmart, Inc.	719	107
Walt Disney Co. (The) (i)	853	117
Waste Connections, Inc.	122	17
Waste Management, Inc.	195	31
Waters Corp. (i)	29	9
Wayfair, Inc., Class A (i)	39	4
WEC Energy Group, Inc.	147	15
Wells Fargo & Co.	1,912	93
Welltower, Inc. REIT	201	19
West Pharmaceutical Services, Inc.	34	14
Western Digital Corp. (i)	148	7
Western Union Co. (The)	194	4
Westinghouse Air Brake Technologies Corp.	87	8
WestRock Co.	129	6
Weyerhaeuser Co. REIT	349	13
Whirlpool Corp.	30	5
Williams Cos., Inc. (The)	573	19
Willis Towers Watson PLC	60	14
Workday, Inc., Class A (i)	90	22
WP Carey, Inc. REIT	88	7
WR Berkley Corp.	101	7
WW Grainger, Inc.	20	10
Wyndham Hotels & Resorts, Inc.	600	51
Wynn Resorts Ltd. (i)	50	4
Xcel Energy, Inc.	250	18
Xylem, Inc.	87	7
Yum! Brands, Inc.	137	16
Zebra Technologies Corp., Class A (i)	24	10
Zendesk, Inc. (i)	58	7
Zillow Group, Inc., Class A (i)	33	2
Zillow Group, Inc., Class C (i)	82	4
Zimmer Biomet Holdings, Inc.	99	13
Zimvie, Inc.	9	—	@
Zoetis, Inc.	220	41

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Zoom Video Communications, Inc., Class A (i)	102	12
ZoomInfo Technologies, Inc., Class A (i)	107	6
Zscaler, Inc. (i)	39	9
		20,598
Total Common Stocks (Cost $29,164)		34,576

Short-Term Investments (15.7%)
Investment Company (15.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $14,655)	14,654,653	14,655

	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
0.06%, 7/14/22 (l)(m) (Cost $676)	$676	675
Total Short-Term Investments (Cost $15,331)		15,330
Total Investments (99.2%) (Cost $94,601) (n)(o)(p)(q)		97,274
Other Assets in Excess of Liabilities (0.8%)		742
Net Assets (100.0%)		$98,016

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Amount is less than 0.05%.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Floating or variable rate securities: The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2022.
(f)	At March 31, 2022, the Fund held a fair valued security at approximately $2,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(g)	Non-income producing security; bond in default.
(h)	Issuer in bankruptcy.
(i)	Non-income producing security.
(j)	Security trades on the Hong Kong exchange.
(k)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(l)	Rate shown is the yield to maturity at March 31, 2022.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

(o)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(p)	The approximate fair value and percentage of net assets, $11,906,000 and 12.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(q)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,868,000 and the aggregate gross unrealized depreciation is approximately $7,546,000, resulting in net unrealized appreciation of approximately $1,322,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
ASX	Australian Stock Exchange.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OJSC	Open Joint Stock Company.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	2,390		$372	6/16/22	$(3)
Bank of America NA	PLN	67		$15	6/15/22	(—@	)
Bank of America NA		$406	EUR	356	5/20/22	(11)
Bank of America NA		$34	ILS	110	6/16/22	1
Bank of America NA		$505	JPY	58,246	5/20/22	(26)
Bank of America NA		$26	NZD	38	6/16/22	1
Barclays Bank PLC	AUD	638		$456	5/20/22	(23)
Barclays Bank PLC		$67	AUD	93	6/16/22	3
Barclays Bank PLC		$211	CHF	194	5/20/22	—@
BNP Paribas SA	BRL	416		$80	6/15/22	(5)
BNP Paribas SA	CZK	642		$29	5/20/22	1
BNP Paribas SA	DKK	117		$17	6/16/22	(—@	)
BNP Paribas SA	EUR	756		$832	6/16/22	(6)
BNP Paribas SA	GBP	180		$235	6/16/22	(1)
BNP Paribas SA	INR	31,338		$405	6/16/22	(5)
BNP Paribas SA		$13	CLP	10,924	6/16/22	—@
BNP Paribas SA		$13	COP	50,392	6/16/22	—@
BNP Paribas SA		$71	HKD	556	6/16/22	(—@	)
BNP Paribas SA		$26	IDR	375,000	6/16/22	(—@	)
BNP Paribas SA		$602	MXN	12,784	6/16/22	32
BNP Paribas SA		$36	PEN	135	5/20/22	1
BNP Paribas SA		$28	RON	122	5/20/22	(1)
BNP Paribas SA		$118	SGD	161	6/16/22	1
Citibank NA		$7	CZK	168	6/16/22	—@
Citibank NA		$31	ILS	100	6/16/22	1
Citibank NA		$4	THB	145	6/16/22	—@
Goldman Sachs International	CAD	168		$131	6/16/22	(3)
Goldman Sachs International	EUR	1,250		$1,376	6/16/22	(10)
Goldman Sachs International	GBP	30		$40	5/20/22	1
Goldman Sachs International	JPY	1,082		$9	6/16/22	—@
Goldman Sachs International	NOK	5		$1	6/16/22	(—@	)
Goldman Sachs International		$70	AUD	97	6/16/22	3
Goldman Sachs International		$405	EUR	367	6/16/22	2
Goldman Sachs International		$21	HKD	163	6/16/22	(—@	)
Goldman Sachs International		$422	KRW	505,579	5/20/22	(5)
Goldman Sachs International		$12	KRW	15,023	6/16/22	—@
Goldman Sachs International		$88	MXN	1,773	6/16/22	—@
Goldman Sachs International		$41	THB	1,349	6/16/22	—@
Goldman Sachs International		$1,849	THB	62,012	6/16/22	18
JPMorgan Chase Bank NA	CNY	44,913		$7,002	6/16/22	(50)
JPMorgan Chase Bank NA	GBP	8		$10	5/20/22	—@
JPMorgan Chase Bank NA	HKD	560		$72	6/16/22	—@
JPMorgan Chase Bank NA	JPY	23,655		$201	6/16/22	6
JPMorgan Chase Bank NA	RUB	1,954		$25	5/20/22	2
JPMorgan Chase Bank NA	SEK	17		$2	6/16/22	(—@	)
JPMorgan Chase Bank NA	TWD	54,908		$1,948	6/16/22	30
JPMorgan Chase Bank NA		$5	AUD	7	5/20/22	—@
JPMorgan Chase Bank NA		$172	AUD	238	6/16/22	7
JPMorgan Chase Bank NA		$35	CHF	32	6/16/22	(—@	)
JPMorgan Chase Bank NA		$46	CZK	1,001	5/20/22	(1)
JPMorgan Chase Bank NA	$	—@	JPY	52	5/20/22	(—@	)
JPMorgan Chase Bank NA		$2	NOK	19	5/20/22	—@
JPMorgan Chase Bank NA		$14	NOK	122	5/20/22	—@
JPMorgan Chase Bank NA		$5	RUB	607	5/20/22	2
JPMorgan Chase Bank NA		$13	RUB	1,347	5/20/22	3
JPMorgan Chase Bank NA		$80	SEK	740	5/20/22	(1)
JPMorgan Chase Bank NA		$75	SGD	101	5/20/22	(—@	)
JPMorgan Chase Bank NA	ZAR	19		$1	6/15/22	(—@	)
State Street Bank and Trust Co.		$3	HKD	20	6/16/22	(—@	)
UBS AG	CHF	89		$95	6/16/22	(2)
UBS AG	CZK	397		$18	5/20/22	(—@	)
UBS AG	DKK	144		$22	5/20/22	—@
UBS AG	EUR	29		$32	5/20/22	—@
UBS AG	EUR	1,838		$2,024	6/16/22	(15)
UBS AG	GBP	313		$423	5/20/22	12
UBS AG	GBP	28		$36	6/16/22	(—@	)
UBS AG	JPY	941		$8	5/20/22	—@
UBS AG	JPY	1,872		$16	5/20/22	1
UBS AG	JPY	13,091		$111	6/16/22	3
UBS AG	MXN	628		$30	5/20/22	(1)
UBS AG	NOK	285		$32	6/16/22	(1)
UBS AG	SEK	92		$10	6/16/22	(—@	)
UBS AG		$207	AUD	287	6/16/22	8
UBS AG		$59	CAD	73	6/16/22	(—@	)
UBS AG		$793	CNH	5,067	5/20/22	2
UBS AG		$100	EUR	90	6/16/22	(—@	)
UBS AG		$669	EUR	607	6/16/22	4
UBS AG		$126	GBP	96	6/16/22	(—@	)
UBS AG		$69	GBP	51	5/20/22(2)
UBS AG		$28	HKD	223	6/16/22	(—@	)
UBS AG		$18	HUF	5,668	5/20/22	(1)
UBS AG		$1	HUF	419	6/16/22	—@
UBS AG		$8	JPY	941	4/5/22	(—@	)
UBS AG		$77	JPY	9,340	6/16/22	(—@	)
UBS AG		$867	MXN	18,420	6/16/22	47
UBS AG		$125	THB	4,040	5/20/22	(3)
UBS AG		$4	TRY	62	6/16/22	—@
UBS AG	ZAR	327		$21	6/15/22	(1)
Westpac Banking Corp.	JPY	11,123		$92	5/20/22	—@
						$15

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
SPI 200 Index (Australia)	4	Jun-22	AUD	—@	$560	$27
IBEX 35 Index (Spain)	1	Apr-22	EUR	—@	93	4
Hang Seng Index (Hong Kong)	1	Apr-22	HKD	—@	140	1
FTSE MIB Index (Italy)	1	Jun-22	EUR	—@	135	11
CAC40 Index (France)	1	Apr-22		—@	74	4
U.S. Treasury 5 yr. Note (United States)	10	Jun-22		$1,000	1,147	(27)
Crude Oil WTI Index (United States)	11	Nov-23		11	892	18
German Euro-Schatz Index (Germany)	2	Jun-22	EUR	200	245	(3)
LME Aluminium Index (United Kingdom)	6	May-22	GBP	—@	523	36
SGX MSCI Singapore Index (Singapore)	5	Apr-22	SGD	1	124	2
South Korea 10 yr. Bond (Korea, Republic of)	5	Jun-22	KRW	500,000	483	(9)
U.S. Treasury 10 yr. Note (United States)	12	Jun-22		$1,200	1,474	(8)

Short:
FTSE 100 Index (United Kingdom)	1	Jun-22	GBP	(—@ )	(98)	(6)
U.S. Treasury 10 yr. Note (United States)	3	Jun-22		$(300)	(369)	10
Ultra 10-Yr. U.S. Treasury Note (United States)	11	Jun-22		(1,100)	(1,490)	65
U.S. Treasury 5 yr. Note (United States)	57	Jun-22		(5,700)	(6,537)	157
German Euro-Bund Index (Germany)	2	Jun-22	EUR	(200)	(351)	16
CME Bitcoin Index (United States)	1	Apr-22	$	(—@ )	(229)	(18)
Copper Future (United States)	4	May-22		(100)	(475)	(23)
Euro Stoxx 50 Index (Germany)	31	Jun-22	EUR	(—@ )	(1,311)	(69)
German Euro-BTP Index (Germany)	17	Jun-22		(1,700)	(2,601)	102
MSCI Emerging Market Index (United States)	9	Jun-22	$	(—@ )	(507)	(9)
Nikkei 255 Index (Japan)	4	Jun-22	JPY	(2)	(452)	(20)
S&P 500 E Mini Index (United States)	10	Jun-22		$(1)	(2,266)	(114)
SGX NIFTY 50 Index (Singapore)	13	Apr-22		(—@ )	(456)	(4)
U.S. Treasury 2 yr. Note (United States)	22	Jun-22		(4,400)	(4,662)	65
						$208

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2022:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14%	Quarterly/Quarterly	7/3/23	MXN	23,872	$(33)	$—	$(33)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.14	Quarterly/Quarterly	7/3/23		23,872	(33)	—	(33)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.13	Quarterly/Quarterly	7/5/23		23,872	(33)	—	(33)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/Quarterly	12/26/23		23,778	(24)	—	(24)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.31	Quarterly/Quarterly	12/26/23		24,139	(24)	—	(24)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.30	Quarterly/Quarterly	12/27/23		24,139	(24)	—	(24)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	10.55	Semi-Annual/Quarterly	1/2/25	BRL	2,016	(8)	—	(8)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	10.55	Semi-Annual/Quarterly	1/2/25		2,016	(8)	—	(8)
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.63	Semi-Annual/Quarterly	1/2/25		4,755	15	—	15
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.69	Semi-Annual/Quarterly	1/2/25		3,353	11	—	11
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.74	Semi-Annual/Quarterly	1/2/25		6,991	26	—	26
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.80	Semi-Annual/Quarterly	1/2/25		3,995	16	—	16
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.85	Semi-Annual/Quarterly	1/2/25		4,679	21	—	21
Morgan Stanley & Co. LLC*	BRL-CDI	Pay	11.90	Semi-Annual/Quarterly	1/2/25		4,680	22	—	22
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/Quarterly	6/29/26	MXN	6,814	(20)	—	(20)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Quarterly/Quarterly	6/29/26		6,814	(20)	—	(20)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.66	Quarterly/Quarterly	7/1/26		6,814	(21)	—	(21)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.36	Quarterly/Quarterly	12/22/26		10,395	(19)	—	(19)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Quarterly/Quarterly	12/22/26		10,395	(19)	—	(19)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.92	Semi-Annual/Quarterly	3/7/32		$425	(9)	—	(9)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.94	Semi-Annual/Quarterly	3/7/32		425	(8)	—	(8)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.96	Semi-Annual/Quarterly	3/7/32		425	(8)	—	(8)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91	Semi-Annual/Quarterly	3/8/32		425	(10)	—	(10)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91	Semi-Annual/Quarterly	3/8/32		425	(10)	—	(10)
								$(220)	$—	$(220)

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2022:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP Custom U.S. Banks Index	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22	691	$3	$—	$3
BNP Paribas SA	BNP Custom U.S. Banks Index	Receive	3 Month USD LIBOR plus 0.40%	Quarterly	9/16/22	164	1	—	1
BNP Paribas SA	MSCI Brazil Banks Index	Receive	SOFR + 0.10%	Quarterly	2/16/23	442	61	—	61
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.38%	Quarterly	7/14/22	7,211	(307)	—	(307)
BNP Paribas SA	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.39%	Quarterly	9/29/22	6,378	(61)	—	(61)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	SOFR + 0.35%	Quarterly	2/10/23	3,484	(107)	—	(107)
Goldman Sachs International	MSCI Daily Total Return Gross USA Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	10/13/22	3,452	(136)	—	(136)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	SOFR + 0.24%	Quarterly	1/26/23	7,377	(462)	—	(462)
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	3/14/23	1,742	(89)	—	(89)
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	3/14/23	1,763	(86)	—	(86)
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	3/14/23	1,786	(136)	—	(136)
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	3/14/23	1,911	(147)	—	(147)
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	3/14/23	1,754	60	—	60
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	3/14/23	1,764	47	—	47
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	3/14/23	1,784	66	—	66
JPMorgan Chase Bank NA	JPM Custom SPX 1500 Value Index††	Receive	SOFR + 0.35%	Quarterly	3/14/23	1,816	61	—	61
JPMorgan Chase Bank NA	JPM SPX 500 Anti-Value Index††	Pay	SOFR + 0.35%	Quarterly	3/14/23	2,611	(234)	—	(234)
JPMorgan Chase Bank NA	JPM SPX 500 Value Index††	Receive	SOFR + 0.35%	Quarterly	3/14/23	2,615	112	—	112
							$(1,354)	$—	$(1,354)

†† See tables below for details of the equity basket holdings underlying the swaps.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM Custom SPX 1500 Anti-Value Index as of March 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM Custom SPX 1500 Anti-Value Index
Abiomed, Inc.	164	$54	0.52%
Albemarle Corp.	268	59	0.57
American Airlines Group, Inc.	3,513	64	0.62
American Express Co.	298	56	0.54
American Tower Corp.	216	54	0.52
Aon PLC - Class A	173	56	0.54
Arista Networks, Inc.	417	58	0.56
Celsius Holdings, Inc.	996	55	0.53
Chefs’ Warehouse, Inc. (The)	1,763	57	0.55
Cintas Corp.	134	57	0.55
Cognex Corp.	756	58	0.56
Costco Wholesale Corp.	95	55	0.53
Dexcom, Inc.	122	62	0.60
Ehealth, Inc.	4,426	55	0.53
Eli Lilly & Co.	191	55	0.53
Enphase Energy, Inc.	279	56	0.54
Exponent, Inc.	521	56	0.54
Fastenal Co.	917	54	0.52
Franklin Bsp Realty Trust, Inc.	3,925	55	0.53
Gamestop Corp. - Class A	478	80	0.77
Healthequity, Inc.	930	63	0.60
Hess Corp.	520	56	0.54
Hilton Worldwide Holdings, Inc.	363	55	0.53
Illumina, Inc.	155	54	0.52
Jack Henry & Associates, Inc.	284	56	0.54
Kemper Corp.	960	54	0.52
Kinsale Capital Group, Inc.	237	54	0.52
Lendingtree, Inc.	487	58	0.56
Lindsay Corp.	349	55	0.53
Livent Corp.	2,178	57	0.55
Mastercard. Inc. - Class A	153	55	0.53
Match Group, Inc.	508	55	0.53
Monolithic Power Systems, Inc.	120	58	0.56
Norwegian Cruise Line Holdings, Inc.	2,902	64	0.61
Paycom Software, Inc.	161	56	0.54
Pebblebrook Hotel Trust	2,220	54	0.52
Progyny, Inc.	1,100	57	0.54
Royal Caribbean Cruises Ltd.	738	62	0.59
Royal Gold, Inc.	382	54	0.52
Sabre Corp.	5,443	62	0.60
Sailpoint Technologies Holdings, Inc.	1,107	57	0.55
Servisfirst Bancshares, Inc.	577	55	0.53
Southwestern Energy Co.	8,892	64	0.61
Staar Surgical Co.	719	57	0.55
Tandem Diabetes Care, Inc.	475	55	0.53
Union Pacific Corp.	198	54	0.52
Verisk Analytics, Inc.	268	58	0.55
Viad Corp.	1,557	55	0.53
Wec Energy Group, Inc.	543	54	0.52
Wolfspeed, Inc.	506	58	0.55

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with  JPM Custom SPX 1500 Value Index as of March 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM Custom SPX 1500 Value Index
Abercrombie & Fitch Co. - Class A	1,830	$59	0.57%
Advansix, Inc.	1,168	60	0.58
Agco Corp.	399	58	0.57
American International Group	875	55	0.53
Bloomin’ Brands, Inc.	2,538	56	0.54
Brinker International, Inc.	1,461	56	0.54
Caretrust REIT, Inc.	2,904	56	0.54
Cerence, Inc.	1,557	56	0.55
Chemours Co. (The)	2,002	63	0.61
Collegium Pharmaceutical, Inc.	2,860	58	0.57
Conagra Brands, Inc.	1,635	55	0.53
Consol Energy, Inc.	1,499	56	0.55
Constellation Energy	993	56	0.54
Cooper Cos, Inc. (The)	132	55	0.54
Corecivic, Inc.	5,710	64	0.62
Dxc Technology Co.	1,701	55	0.54
Equitrans Midstream Corp.	7,202	61	0.59
Fulgent Genetics, Inc.	894	56	0.54
Geo Group, Inc. (The)	8,868	59	0.57
G-Iii Apparel Group Ltd.	2,059	56	0.54
Golden Entertainment, Inc.	948	55	0.53
Goodyear Tire & Rubber Co.	3,884	55	0.54
Granite Construction, Inc.	1,671	55	0.53
Greif, Inc. - Class A	877	57	0.55
Guess?, Inc.	2,814	61	0.60
Hf Sinclair Corp.	1,519	61	0.59
Hologic, Inc.	717	55	0.54
Invesco Ltd.	2,541	59	0.57
Jabil, Inc.	916	57	0.55
Janus Henderson Group PLC	1,598	56	0.54
Kyndryl Holdings, Inc.	4,318	57	0.55
Marathon Petroleum Corp.	676	58	0.56
Mastec, Inc.	641	56	0.54
Metlife, Inc.	791	56	0.54
Moderna, Inc.	358	62	0.60
Olin Corp.	1,080	56	0.55
Omega Healthcare Investors	1,791	56	0.54
Perdoceo Education Corp.	4,815	55	0.54
Plantronics, Inc.	1,838	72	0.70
Progress Software Corp.	1,178	55	0.54
Quidel Corp.	500	56	0.55
Regeneron Pharmaceuticals	82	57	0.56
Skywest, Inc.	1,950	56	0.55
Timkensteel Corp.	2,750	60	0.58
Ttm Technologies	4,053	60	0.58
United Natural Foods, Inc.	1,362	56	0.55
United States Steel Corp.	1,643	62	0.60
Unum Group	1,852	58	0.57
Westrock Co.	1,200	56	0.55
Zimmer Biomet Holdings, Inc.	433	55	0.54

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Anti-Value Index Index as of March 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Anti-Value Index
Abiomed, Inc.	128	$42	1.01%
Albemarle Corp.	207	46	1.08
American Airlines Group, Inc.	2,726	50	1.18
American Tower Corp.	167	42	0.99
American Water Works Co., Inc.	252	42	0.99
Aon PLC - Class A	132	43	1.01
Arthur J Gallagher & Co.	249	43	1.03
Brown & Brown, Inc.	607	44	1.04
Cadence Design Systems, Inc.	262	43	1.02
Carnival Corp.	2,196	44	1.05
Chipotle Mexican Grill, Inc.	27	42	1.00
Cintas Corp.	105	44	1.05
Copart, Inc.	335	42	0.99
Costco Wholesale Corp.	73	42	1.00
Dexcom, Inc.	95	49	1.15
Ecolab, Inc.	239	42	1.00
Edwards Lifesciences Corp.	366	43	1.02
Eli Lilly & Co.	145	41	0.98
Enphase Energy, Inc.	222	45	1.06
Expedia Group, Inc.	218	43	1.01
Fastenal Co.	711	42	1.00
Fortinet, Inc.	138	47	1.11
Hess Corp.	393	42	0.99
Illumina, Inc.	122	43	1.01
Intuitive Surgical, Inc.	140	42	1.00
Lamb Weston Holdings, Inc.	746	45	1.06
Marriott International - Class A	238	42	0.99
Marsh & Mclennan Cos	255	43	1.03
Mastercard, Inc. - Class A	119	43	1.01
Match Group, Inc.	402	44	1.03
Monolithic Power Systems, Inc.	95	46	1.09
Moody’s Corp.	124	42	0.99
Nasdaq, Inc.	234	42	0.99
Norwegian Cruise Line Holdings, Inc.	2,185	48	1.13
Nvidia Corp.	173	47	1.12
Paycom Software, Inc.	126	44	1.03
PPL Corp.	1,452	41	0.98
Rollins, Inc.	1,187	42	0.98
Roper Technologies, Inc.	88	42	0.98
Royal Caribbean Cruises Ltd.	558	47	1.11
S&P Global, Inc.	101	41	0.98
Southwest Airlines Co.	937	43	1.02
Synopsys, Inc.	131	44	1.03
Tesla, Inc.	47	50	1.19
Twitter, Inc.	1,132	44	1.04
Tyler Technologies, Inc.	94	42	0.99
United Airlines Holdings, Inc.	1,102	51	1.21
Verisign, Inc.	188	42	0.99
Verisk Analytics, Inc.	209	45	1.06
West Pharmaceutical Services	104	43	1.01

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Index as of March 31, 2022:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Index
Aes Corp.	1,497	$39	1.10%
Alexandria Real Estate Equities, Inc.	174	35	1.00
American International Group	578	36	1.04
Archer-Daniels-Midland Co.	397	36	1.03
Borgwarner, Inc.	904	35	1.01
C.H. Robinson Worldwide, Inc.	325	35	1.00
Cardinal Health, Inc.	627	36	1.02
Cbre Group, Inc. - Class A	378	35	0.99
Cigna Corp.	145	35	1.00
Conagra Brands, Inc.	1,083	36	1.04
Constellation Energy	659	37	1.06
Cummins, Inc.	169	35	0.99
Dow, Inc.	550	35	1.00
Dxc Technology Co.	1,110	36	1.04
Edison International	505	35	1.02
Exelon Corp.	762	36	1.04
Fedex Corp.	153	35	1.02
Fidelity National Information Services, Inc.	368	37	1.06
Ford Motor Co.	2,066	35	1.00
General Motors Co.	800	35	1.00
Global Payments, Inc.	263	36	1.03
Intel Corp.	713	35	1.01
International Paper Co.	792	37	1.05
Intl Business Machines Corp.	267	35	1.00
Invesco Ltd.	1,672	39	1.11
Jm Smucker Co. (The)	257	35	1.00
Kimco Realty Corp.	1,401	35	0.99
Leidos Holdings, Inc.	321	35	0.99
Lincoln National Corp.	542	35	1.02
Lumen Technologies, Inc.	3,134	35	1.01
LyondellBasell Industries N.V. - Class A	337	35	0.99
Marathon Petroleum Corp.	432	37	1.06
Metlife, Inc.	516	36	1.04
Moderna, Inc.	240	41	1.19
Molson Coors Beverage Co. - Class B	648	35	0.99
Mosaic Co. (The)	551	37	1.05
Nielsen Holdings PLC	1,835	50	1.43
Nucor Corp.	252	38	1.08
Paramount Global - Class B	1,002	38	1.09
Pfizer, Inc.	681	35	1.01
Pinnacle West Capital	448	35	1.00
Principal Financial Group	507	37	1.07
Regency Centers Corp.	491	35	1.01
Regeneron Pharmaceuticals	53	37	1.07
Textron, Inc.	480	36	1.02
United Rentals, Inc.	105	37	1.07
Valero Energy Corp.	378	38	1.10
Viatris, Inc.	3,290	36	1.03
Western Digital Corp.	714	35	1.02
Westrock Co.	779	37	1.05

@	Value/Notional amount is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

Morgan Stanley Variable Insurance Fund, Inc.
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
March 31, 2022 (unaudited)(cont’d)

BTP	Buoni del Tesoro Poliennali.
CAC	Cotation Assistée en Continu.
CDI	Certificado de Depósito Interbancári.
CPI	Consumer Price Index.
CME	Chicago Mercantile Exchange.
FTSE	Financial Times Stock Exchange.
IBEX	Índice Bursátil Español.
LME	London Metal Exchange.
MIB	Milano Indice di Borsa.
MSCI	Morgan Stanley Capital International.
SGX	Singapore Exchange Ltd.
SPI	Schedule Performance Index.
TIIE	Interbank Equilibrium Interest Rate.
WTI	West Texas Intermediate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	48.7%
Common Stocks	35.5
Short-Term Investments	15.8
Total Investments	100.0	%**

**	Does not include open long/short futures contracts with a value of approximately $27,694,000 and net unrealized appreciation of approximately $208,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $15,000. Also does not include open swap agreements with net unrealized depreciation of approximately $1,574,000.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (95.0%)
Automobiles (0.4%)
Rivian Automotive, Inc., Class A (a)(c)	61,252	$3,077

Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc. (a)	12,850	2,098
Moderna, Inc. (a)	13,766	2,372
		4,470
Capital Markets (1.5%)
Coinbase Global, Inc., Class A (a)	56,878	10,799

Chemicals (0.3%)
Ginkgo Bioworks Holdings, Inc. (a)(c)	442,848	1,785

Consumer Finance (0.4%)
Upstart Holdings, Inc. (a)	29,341	3,201

Electronic Equipment, Instruments & Components (0.0%) (b)
Magic Leap, Class A (a)(d)(e) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—

Entertainment (5.0%)
ROBLOX Corp., Class A (a)	543,166	25,116
Sea Ltd. ADR (Singapore) (a)	90,902	10,889
		36,005
Health Care Equipment & Supplies (0.5%)
DexCom, Inc. (a)	7,538	3,856

Health Care Providers & Services (2.5%)
Agilon health, Inc. (a)	467,514	11,852
Guardant Health, Inc. (a)	97,108	6,432
		18,284
Health Care Technology (4.5%)
Doximity, Inc., Class A (a)	134,244	6,993
GoodRx Holdings, Inc., Class A (a)	204,198	3,947
Veeva Systems, Inc., Class A (a)	100,278	21,305
		32,245
Hotels, Restaurants & Leisure (2.5%)
Airbnb, Inc., Class A (a)	104,886	18,015

Information Technology Services (26.6%)
Adyen N.V. (Netherlands) (a)	6,649	13,170
Block, Inc., Class A (a)	207,114	28,085
Cloudflare, Inc., Class A (a)	472,118	56,512
MongoDB, Inc. (a)	30,136	13,368
Shopify, Inc., Class A (Canada) (a)	48,402	32,718
Snowflake, Inc., Class A (a)	212,208	48,623
		192,476
Interactive Media & Services (5.5%)
Snap, Inc., Class A (a)	497,321	17,899
Twitter, Inc. (a)	284,345	11,001

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

ZoomInfo Technologies, Inc., Class A (a)	188,338	11,251
		40,151
Internet & Direct Marketing Retail (12.0%)
Chewy, Inc., Class A (a)	268,041	10,931
Coupang, Inc. (a)	604,863	10,694
DoorDash, Inc., Class A (a)	329,682	38,635
MercadoLibre, Inc. (a)	12,488	14,854
Wayfair, Inc., Class A (a)	107,519	11,911
		87,025
Leisure Products (0.5%)
Peloton Interactive, Inc., Class A (a)	136,294	3,601

Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A (a)	139,275	10,595
Illumina, Inc. (a)	11,414	3,988
		14,583
Pharmaceuticals (3.8%)
Royalty Pharma PLC, Class A	702,470	27,368

Road & Rail (2.5%)
Grab Holdings Ltd., Class A (Singapore) (a)	1,900,855	6,653
Uber Technologies, Inc. (a)	324,877	11,591
		18,244
Semiconductors & Semiconductor Equipment (2.6%)
ASML Holding N.V. (Netherlands)	28,077	18,753

Software (19.6%)
Aurora Innovation, Inc. (a)(d)	371,870	1,964
Bill.Com Holdings, Inc. (a)	119,294	27,055
Datadog, Inc., Class A (a)	223,335	33,829
Trade Desk, Inc. (The), Class A (a)	511,974	35,454
Unity Software, Inc. (a)	269,942	26,781
Zoom Video Communications, Inc., Class A (a)	146,582	17,184
		142,267
Specialty Retail (1.7%)
Carvana Co. (a)	105,683	12,607
Total Common Stocks (Cost $675,629)		688,812

Preferred Stocks (1.2%)
Software (1.2%)
Databricks, Inc. (a)(d)(e) acquisition cost — $8,310; acquired 8/31/21)	37,696	7,807
Lookout, Inc. Series F (a)(d)(e) (acquisition cost — $1,618; acquired 6/17/14)	141,612	745
Total Preferred Stocks (Cost $9,928)		8,552

Investment Company (1.1%)
Grayscale Bitcoin Trust (a) (Cost $11,735)	270,111	8,249

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

Short-Term Investments (2.9%)
Securities held as Collateral on Loaned Securities (0.0%) (b)
Investment Company (0.0%) (b)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	84,241	84

	Face Amount (000)
Repurchase Agreements (0.0%) (b)
HSBC Securities USA, Inc., (0.30%, dated 3/31/22, due 4/1/22; proceeds $4; fully collateralized by U.S. Government obligations; 0.00%-3.75% due 4/30/22-5/15/51; valued at $4)	$4	4
Merrill Lynch & Co., Inc., (0.20%, dated 3/31/22, due 4/1/22; proceeds $1; fully collateralized by a U.S. Government obligation; 0.63% due 10/15/24; valued at $1)	1	1
		5
Total Securities held as Collateral on Loaned Securities (Cost $89)		89

	Shares
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $20,786)	20,785,880	20,786
Total Short-Term Investments (Cost $20,875)		20,875
Total Investments Excluding Purchased Options (100.3%) (Cost $718,167)		726,488
Total Purchased Options Outstanding (0.1%) (Cost $3,580)		397
Total Investments (100.3%) (Cost $721,747) Including $80 of Securities Loaned (g)(h)(i)		726,885
Liabilities in Excess of Other Assets (-0.3%)		(2,349)
Net Assets (100.0%)		$724,536

The Fund had the following Derivative Contract – PIPE open at March 31, 2022:
Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(d)(e)(j)(k)	$2,420,430	12/30/2022	$(364)	(0.05)%

(a)	Non-income producing security.
(b)	Amount is less than 0.05%.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2022, were approximately $80,000 and $89,000, respectively. The Fund received cash collateral of approximately $89,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the consolidated Portfolio of Investments. At March 31, 2022, The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at March 31, 2022 amounts to approximately $10,152,000 and represents 1.4% of net assets.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

(e)	At March 31, 2022, the Fund held fair valued securities and derivative contract at approximately $8,188,000, representing 1.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.
(h)

At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $112,833,000 and the aggregate gross unrealized depreciation is approximately $108,059,000, resulting in net unrealized appreciation of approximately $4,774,000.

(i)	Securities are available as collateral in connection with securities purchased on a forward commitment basis and purchased options.
(j)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 242,043 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III, and ProKidney, LP , and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III, and ProKidney, LP. The investment is restricted from resale until the settlement date.

(k)

Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov - 22	255,980,426	255,980	$285	$1,229	$(944)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	250,959,503	250,960	61	1,169	(1,108)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	117,162,448	117,162	35	796	(761)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	72,806,938	72,807	16	386	(370)
							$397	$3,580	$(3,183)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	35.2%
Information Technology Services	26.5
Software	20.8
Internet & Direct Marketing Retail	12.0
Interactive Media & Services	5.5
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2022.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with unrealized depreciation of approximately $364,000.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Apartments (13.3%)
Equity Residential REIT	196,549	$17,674
Mid-America Apartment Communities, Inc. REIT	79,032	16,553
UDR, Inc. REIT	301,238	17,282
		51,509
Data Centers (6.6%)
Digital Realty Trust, Inc. REIT	111,260	15,776
GDS Holdings Ltd. ADR (China) (a)	31,263	1,227
Switch, Inc., Class A	277,931	8,566
		25,569
Free Standing (6.3%)
Agree Realty Corp. REIT	59,796	3,968
NETSTREIT Corp. REIT	219,068	4,916
Realty Income Corp. REIT	225,596	15,634
		24,518
Health Care (14.2%)
Healthpeak Properties, Inc. REIT	458,739	15,748
Medical Properties Trust, Inc. REIT	314,704	6,653
Ventas, Inc. REIT	160,341	9,903
Welltower, Inc. REIT	236,131	22,702
		55,006
Industrial (15.7%)
LXP Industrial Trust REIT	243,064	3,816
ProLogis, Inc. REIT	272,561	44,013
Rexford Industrial Realty, Inc. REIT	177,296	13,225
		61,054
Lodging/Resorts (1.8%)
Boyd Gaming Corp.	80,151	5,273
Caesars Entertainment, Inc. (a)	21,837	1,689
		6,962
Manufactured Homes (3.5%)
Sun Communities, Inc. REIT	77,762	13,631

Office (2.3%)
Kilroy Realty Corp. REIT	114,989	8,787

Regional Malls (2.6%)
Simon Property Group, Inc. REIT	78,161	10,283

Self Storage (14.2%)
Extra Space Storage, Inc. REIT	74,740	15,366
Life Storage, Inc. REIT	56,114	7,880
Public Storage REIT	82,056	32,025
		55,271
Shopping Centers (8.8%)
Brixmor Property Group, Inc. REIT	357,733	9,233
Kite Realty Group Trust REIT	375,749	8,556
RPT Realty REIT	379,808	5,230

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2022 (unaudited)(cont’d)

SITE Centers Corp. REIT	676,003	11,296
		34,315
Single Family Homes (2.6%)
Invitation Homes, Inc. REIT	252,409	10,142

Specialty (7.3%)
Iron Mountain, Inc. REIT	151,780	8,410
Outfront Media, Inc. REIT	342,207	9,729
SBA Communications Corp. REIT	10,863	3,738
VICI Properties, Inc. REIT	229,163	6,522
		28,399
Total Common Stocks (Cost $323,198)		385,446

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (b) (Cost $3,411)	3,411,250	3,411
Total Investments (100.1%) (Cost $326,609) (c)(d)		388,857
Liabilities in Excess of Other Assets (-0.1%)		(475)
Net Assets (100.0%)		$388,382

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2022, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(c)	At March 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $70,665,000 and the aggregate gross unrealized depreciation is approximately $8,417,000, resulting in net unrealized appreciation of approximately $62,248,000.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2022, the Fund did not engage in any cross-trade transactions.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Industrial	15.7%
Self Storage	14.2
Health Care	14.2
Others*	13.6
Apartments	13.3
Shopping Centers	8.8
Specialty	7.3
Data Centers	6.6
Free Standing	6.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to the Portfolio of Investments ▪ March 31, 2022 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management evaluated the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform and does not expect there will be any significant impact to the Fund.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$38	$—	$38
Agency Fixed Rate Mortgages	—	12,314	—	12,314
Asset-Backed Securities	—	8,908	—	8,908
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,725	—	1,725
Commercial Mortgage-Backed Securities	—	5,982	—	5,982
Corporate Bonds	—	33,383	—	33,383
Mortgages - Other	—	22,172	—	22,172
Municipal Bonds	—	1,506	—	1,506
Sovereign	—	4,911	—	4,911
Supranational	—	346	—	346
Total Fixed Income Securities	—	91,285	—	91,285
Short-Term Investments
Investment Company	8,787	—	—	8,787
U.S. Treasury Securities	—	1,822	—	1,822
Total Short-Term Investments	8,787	1,822	—	10,609
Foreign Currency Forward Exchange Contracts	—	182	—	182
Futures Contracts	250	—	—	250
Total Assets	9,037	93,289	—	102,326
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(180)	—	(180)
Futures Contracts	(410)	—	—	(410)
Total Liabilities	(410)	(180)	—	(590)
Total	$8,627	$93,109	$—	$101,736

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Discovery
Assets:
Common Stocks
Biotechnology	$983	$—	$—	$983
Chemicals	579	—	—	579
Consumer Finance	5,254	—	—	5,254
Entertainment	8,613	—	—	8,613
Health Care Providers & Services	10,325	—	—	10,325
Health Care Technology	21,447	—	—	21,447
Information Technology Services	57,822	—	—	57,822
Interactive Media & Services	16,261	—	—	16,261
Internet & Direct Marketing Retail	26,385	—	—	26,385
Leisure Products	5,615	—	—	5,615
Life Sciences Tools & Services	3,431	—	—	3,431
Pharmaceuticals	9,328	—	—	9,328
Real Estate Management & Development	623	—	—	623
Road & Rail	2,033	—	—	2,033
Software	49,676	686	—	50,362
Specialty Retail	6,109	—	—	6,109
Total Common Stocks	224,484	686	—	225,170
Preferred Stock
Software	—	—	2,504	2,504
Investment Company	2,687	—	—	2,687
Warrant	14	—	—	14
Call Options Purchased	—	132	—	132
Short-Term Investments
Investment Company	9,481	—	—	9,481
Repurchase Agreements	—	51	—	51
Total Short-Term Investments	9,481	51	—	9,532
Total Assets	236,666	869	2,504	240,039
Liabilities:	—	—	—	—
Derivative Contract —PIPE	—	—	(119)	(119)
Total	$236,666	$869	$2,385	$239,920

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$2,729	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(119)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(225)	—
Realized gains (losses)	—	—
Ending Balance	$2,504	$(119)

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$(225)	$(119)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$2,504	Discounted Cash Flow	Weighted Average Cost of Capital	12.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value /Revenue	31.0	X	Increase
			Discount for Lack of Marketability	11.0%		Decrease
PIPE	$(119)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$6,610	$—	$6,610
Sovereign	—	116,566	—	116,566
Total Fixed Income Securities	—	123,176	—	123,176
Warrant	—	29	—	29
Short-Term Investments
Investment Company	12,547	—	—	12,547
Repurchase Agreements	—	257	—	257
Total Short-Term Investments	12,547	257	—	12,804
Foreign Currency Forward Exchange Contracts	—	121	—	121
Total Assets	12,547	123,583	—	136,130
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(32)	—	(32)
Total	$12,547	$123,551	$—	$136,098

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Airlines	$3,181	$—	$—		$3,181
Automobiles		5,740	—		5,740
Banks	11,480	31,996	—		43,476
Beverages	—	3,899	—		3,899
Chemicals	—	2,596	—		2,596
Construction Materials	—	927	—		927
Consumer Finance	—	2,262	—		2,262
Electrical Equipment	—	1,254	—		1,254
Electronic Equipment, Instruments & Components	—	5,938	—		5,938
Food & Staples Retailing	3,571	—	—		3,571
Food Products		2,745	—		2,745
Health Care Providers & Services	780	—	—		780
Hotels, Restaurants & Leisure	871	—	—		871
Information Technology Services	5,104	2,879	—		7,983
Insurance	—	1,283	—		1,283
Interactive Media & Services	—	7,007	—		7,007
Internet & Direct Marketing Retail	2,595	232	—		2,827
Machinery	—	2,762	—		2,762
Metals & Mining	—	14,120	—		14,120
Multi-Line Retail	3,036	—	—	†	3,036	†
Oil, Gas & Consumable Fuels	—	6,881	—		6,881
Paper & Forest Products	—	3,367	—		3,367
Personal Products	—	675	—		675
Pharmaceuticals	—	1,881	—		1,881
Semiconductors & Semiconductor Equipment	11,430	25,087	—		36,517
Specialty Retail	—	419	—		419
Tech Hardware, Storage & Peripherals	—	11,924	—		11,924
Textiles, Apparel & Luxury Goods	2,012	6,282	—		8,294
Thrifts & Mortgage Finance	—	3,746	—		3,746
Transportation Infrastructure	2,834	—	—		2,834
Total Common Stocks	46,894	145,902	—	†	192,796	†
Short-Term Investments
Investment Company	5,072	—	—		5,072
Total Assets	$51,966	$145,902	$—	†	$197,868	†

†	Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerging Markets Equity	Common Stocks (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	—

†	Includes one or more securities valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

Emerging Markets Equity	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stocks	$0	Market Implied	Expected Recovery Value	$0.00	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Global Franchise
Assets:
Common Stocks
Beverages	$622	$1,448	$—	$2,070
Capital Markets	1708	—	—	1,708
Health Care Equipment & Supplies	4082	—	—	4,082
Household Products	1139	2,114	—	3,253
Industrial Conglomerates	741	—	—	741
Information Technology Services	5924	—	—	5,924
Life Sciences Tools & Services	3339	—	—	3,339
Machinery	486	—	—	486
Personal Products	461	654	—	1,115
Pharmaceuticals	385	—	—	385
Professional Services	179	1,151	—	1,330
Software	3139	1,469	—	4,608
Textiles, Apparel & Luxury Goods	518	705	—	1,223
Tobacco	2735	—	—	2,735
Total Common Stocks	25,458	7,541	—	32,999
Short-Term Investment
Investment Company	508	—	—	508
Total Assets	$25,966	$7,541	$—	$33,507

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Global Infrastructure
Assets:
Common Stocks
Airports	$2,496	$1,678	$—	$4,174
Commercial Services & Supplies	3,190	—	—	3,190
Communications	10,359	5,527	—	15,886
Diversified	1,216	4,526	—	5,742
Electricity Transmission & Distribution	8,580	7,165	—	15,745
Oil & Gas Storage & Transportation	28,624	4,976	—	33,600
Railroads	1,919	313	—	2,232
Renewables	—	475	—	475
Toll Roads	—	3,457	—	3,457
Utilities	894	—	—	894
Water	1,095	1,503	—	2,598
Total Common Stocks	58,373	29,620	—	87,993
Short-Term Investments
Investment Company	9,257	—	—	9,257
Repurchase Agreements	—	333	—	333
Total Short-Term Investments	9,257	333	—	9,590
Total Assets	$67,630	$29,953	$—	$97,583

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Global Real Estate
Assets:
Common Stocks
Diversified	$2,157	$7,841	$—	$9,998
Health Care	4,902	—	—	4,902
Industrial	6,011	2,425	—	8,436
Industrial/Office Mixed	—	189	—	189
Lodging/Resorts	749	218	—	967
Office	1,477	3,475	—	4,952
Residential	7,909	1,980	20	9,909
Retail	5,679	1,298	—	6,977
Self Storage	4,900	654	—	5,554
Specialty	1,453	—	—	1,453
Total Common Stocks	35,237	18,080	20	53,337
Short-Term Investments
Investment Company	615	—	—	615
Repurchase Agreements	—	13	—	13
Total Short-Term Investments	615	13	—	628
Total Assets	$35,852	$18,093	$20	$53,965

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Global Real Estate	(000)
Beginning Balance	$20
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—	@)
Realized gains (losses)	—
Ending Balance	$20
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	(—	@)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

	Fair Value at				Impact to
	March 31, 2022	Valuation	Unobservable		Valuation from an
Global Real Estate	(000)	Technique	Input	Amount*	Increase in Input**
Common Stock	$20	Market Transaction Method	Transaction Valuation	$0.003	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

		Level 2
	Level 1	Other		Level 3
	Unadjusted	significant		Significant
	quoted	observable		unobservable
	prices	inputs		inputs		Total
Investment Type	(000)	(000)		(000)		(000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$5		$—		$5
Agency Fixed Rate Mortgages	—	2,530		—		2,530
Asset-Backed Securities	—	357		—		357
Commercial Mortgage-Backed Securities	—	601		—		601
Corporate Bonds	—	12,769		—		12,769
Mortgages - Other	—	1,263		—		1,263
Sovereign	—	26,272		2		26,274
Supranational	—	1,270		—		1,270
U.S. Treasury Securities	—	2,299		—		2,299
Total Fixed Income Securities	—	47,366		2		47,368
Common Stocks
Aerospace & Defense	303	174		—		477
Air Freight & Logistics	114	78		—		192
Airlines	9	9		—		18
Auto Components	330	382		—		712
Automobiles	483	202		—		685
Banks	1,166	1,946		—		3,112
Beverages	293	252		—		545
Biotechnology	399	78		—		477
Building Products	86	106		—		192
Capital Markets	640	327		—		967
Chemicals	359	361		—		720
Commercial Services & Supplies	108	26		—		134
Communications Equipment	153	50		—		203
Construction & Engineering	14	91		—		105
Construction Materials	22	65		—		87
Consumer Finance	121	—		—		121
Containers & Packaging	69	10		—		79
Distributors	23	—		—		23
Diversified Consumer Services	—	2		—		2
Diversified Financial Services	236	99		—		335
Diversified Telecommunication Services	306	230		—		536
Electric Utilities	349	235		—		584
Electrical Equipment	110	201		—		311
Electronic Equipment, Instruments & Components	123	38		—		161
Energy Equipment & Services	57	6	†	—		63	†
Entertainment	280	30		—		310
Equity Real Estate Investment Trusts (REITs)	537	111		—		648
Food & Staples Retailing	350	127		—		477
Food Products	179	425		—		604
Gas Utilities	18	33		—		51
Health Care Equipment & Supplies	539	199		—		738
Health Care Providers & Services	544	46		—		590
Health Care Technology	32	—		—		32
Hotels, Restaurants & Leisure	1,274	369		—		1,643
Household Durables	58	31		—		89
Household Products	238	79		—		317
Independent Power Producers & Energy Traders	25	13		—		38
Industrial Conglomerates	173	148		—		321
Information Technology Services	988	132		—		1,120
Insurance	547	580		—		1,127
Interactive Media & Services	1,077	18		—		1,095
Internet & Direct Marketing Retail	770	71		—		841
Leisure Products	9	—		—		9
Life Sciences Tools & Services	340	85		—		425
Machinery	287	253		—		540
Marine	—	41		—		41
Media	222	58		—		280
Metals & Mining	347	354		—	†	701	†
Multi-Line Retail	111	27		—		138
Multi-Utilities	163	142		—		305
Oil, Gas & Consumable Fuels	1,373	539		—		1,912
Paper & Forest Products	7	45		—		52
Personal Products	29	209		—		238
Pharmaceuticals	727	1,115		—		1,842
Professional Services	98	180		—		278
Real Estate Management & Development	25	124		—		149
Road & Rail	372	7		—		379
Semiconductors & Semiconductor Equipment	1,117	339		—		1,456
Software	1,824	182	†	—		2,006	†
Specialty Retail	365	45		—		410
Tech Hardware, Storage & Peripherals	1,397	12		—		1,409
Textiles, Apparel & Luxury Goods	116	460		—		576
Tobacco	112	110		—		222
Trading Companies & Distributors	45	88		—		133
Transportation Infrastructure	—	51		—		51
Water Utilities	20	18		—		38
Wireless Telecommunication Services	55	49		—		104
Total Common Stocks	22,663	11,913	†	—		34,576	†
Short-Term Investments
Investment Company	14,655	—		—		14,655
U.S. Treasury Security	—	675		—		675
Total Short-Term Investments	14,655	675		—		15,330
Foreign Currency Forward Exchange Contracts	—	192		—		192
Futures Contracts	518	—		—		518
Interest Rate Swap Agreements	—	111		—		111
Total Return Swap Agreements	—	411		—		411
Total Assets	37,836	60,668	†	2	†	98,506	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(177)		—		(177)
Futures Contracts	(310)	—		—		(310)
Interest Rate Swap Agreements	—	(331)		—		(331)
Total Return Swap Agreements	—	(1,765)		—		(1,765)
Total Liabilities	(310)	(2,273)		—		(2,583)
Total	$37,526	$58,395	†	$2	†	$95,923	†

†	Includes one or more securities valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Fixed Income (000)	Common Stock (000)
Beginning Balance	$—	$—
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	2	—	†
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	—
Realized gains (losses)	—	—
Ending Balance	$2	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$—	$—

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$0	Market Implied	Expected Recovery Value	$0.00	Increase
Sovereign	$2	Market Implied	Expected Recovery Value	$0.04	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)
Growth
Assets:
Common Stocks
Automobiles	$3,077	$—	$—		$3,077
Biotechnology	4,470	—	—		4,470
Capital Markets	10,799	—	—		10,799
Chemicals	1,785	—	—		1,785
Consumer Finance	3,201	—	—		3,201
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	36,005	—	—		36,005
Health Care Equipment & Supplies	3,856	—	—		3,856
Health Care Providers & Services	18,284	—	—		18,284
Health Care Technology	32,245	—	—		32,245
Hotels, Restaurants & Leisure	18,015	—	—		18,015
Information Technology Services	179,306	13,170	—		192,476
Interactive Media & Services	40,151	—	—		40,151
Internet & Direct Marketing Retail	87,025	—	—		87,025
Leisure Products	3,601	—	—		3,601
Life Sciences Tools & Services	14,583	—	—		14,583
Pharmaceuticals	27,368	—	—		27,368
Road & Rail	18,244	—	—		18,244
Semiconductors & Semiconductor Equipment	18,753	—	—		18,753
Software	140,303	1,964	—		142,267
Specialty Retail	12,607	—	—		12,607
Total Common Stocks	673,678	15,134	—	†	688,812	†
Preferred Stocks
Software	—	—	8,552		8,552
Investment Company	8,249	—	—		8,249
Call Options Purchased	—	397	—		397
Short-Term Investments
Investment Company	20,870	—	—		20,870
Repurchase Agreements	—	5	—		5
Total Short-Term Investments	20,870	5	—		20,875
Total Assets	$702,797	$15,536	$8,552	†	$726,885	†
Liabilities:
Derivative Contract — PIPE	—	—	(364)		(364)
Total	$702,797	$15,536	$8,188	†	$726,521	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

					Derivative
	Common		Preferred		Contract —
	Stock		Stocks		PIPE
Growth	(000)		(000)		(000)
Beginning Balance	$—		$9,175	†	$—
Purchases	—		—		—
Sales	—		—		—
PIPE transactions	—		—		(364)
Amortization of discount	—		—		—
Transfers in	—	†	—		—
Transfers out	—		(—	)†	—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		(623)		—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$8,552		$(364)
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2022	$—		$(623)		$(364)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 31, 2022 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$8,552	Discounted Cash Flow	Weighted Average Cost of Capital	11.0% - 14.0% / 12.1%	Decrease
			Perpetual Growth Rate	3.0% - 4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.0x - 30.2x / 29.2x	Increase
			Discount for Lack of Marketability	11.0% - 12.0% / 11.1%	Decrease
PIPE	$(364)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$51,509	$—	$—	$51,509
Data Centers	25,569	—	—	25,569
Free Standing	24,518	—	—	24,518
Health Care	55,006	—	—	55,006
Industrial	61,054	—	—	61,054
Lodging/Resorts	6,962	—	—	6,962
Manufactured Homes	13,631	—	—	13,631
Office	8,787	—	—	8,787
Regional Malls	10,283	—	—	10,283
Self Storage	55,271	—	—	55,271
Shopping Centers	34,315	—	—	34,315
Single Family Homes	10,142	—	—	10,142
Specialty	28,399	—	—	28,399
Total Common Stocks	385,446	—	—	385,446
Short-Term Investment
Investment Company	3,411	—	—	3,411
Total Assets	$388,857	$—	$—	$388,857

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.